Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 2.3%
Diversified Telecommunication Services 0.8%
Alaska Communications Systems Group, Inc.	9,664	19,328
Anterix, Inc.*	1,751	57,275
ATN International, Inc.	2,052	102,887
Bandwidth, Inc. "A"*	3,387	591,268
Cincinnati Bell, Inc.*	8,969	134,535
Cogent Communications Holdings, Inc.	7,403	444,550
Consolidated Communications Holdings, Inc.*	12,394	70,522
IDT Corp. "B"*	3,076	20,240
Iridium Communications, Inc.*	20,284	518,865
Liberty Latin America Ltd. "A"*	8,472	69,894
Liberty Latin America Ltd. "C"*	27,483	223,712
Ooma, Inc.*	3,608	47,084
Orbcomm, Inc.*	12,899	43,857
Vonage Holdings Corp.*	39,742	406,561
		2,750,578
Entertainment 0.2%
AMC Entertainment Holdings, Inc. "A" (a)	9,254	43,586
Cinemark Holdings, Inc. (a)	19,171	191,710
Eros STX Global Corp* (a)	23,773	52,538
Gaia, Inc.*	2,099	20,633
Glu Mobile, Inc.*	24,816	190,463
IMAX Corp.*	8,860	105,966
Liberty Media Corp.-Liberty Braves "A"*	1,868	39,004
Liberty Media Corp.-Liberty Braves "C"*	6,415	134,779
LiveXLive Media, Inc.*	7,885	20,462
Marcus Corp.	3,616	27,952
		827,093
Interactive Media & Services 0.4%
Cargurus, Inc.*	14,792	319,951
Cars.com, Inc.*	12,057	97,420
DHI Group, Inc.*	9,464	21,389
Eventbrite, Inc. "A"* (a)	11,367	123,332
EverQuote, Inc. "A"*	2,494	96,368
Liberty TripAdvisor Holdings, Inc. "A"*	13,010	22,507
QuinStreet, Inc.*	8,457	133,959
TrueCar, Inc.*	18,952	94,760
Yelp, Inc.*	12,509	251,306
		1,160,992
Media 0.7%
AMC Networks, Inc. "A"* (a)	6,938	171,438
Boston Omaha Corp. "A"*	2,173	34,768
Cardlytics, Inc.*	4,653	328,362
Central European Media Enterprises Ltd. "A"*	15,806	66,227
comScore, Inc.*	10,987	22,413
Daily Journal Corp.*	205	49,610
Emerald Holding, Inc.	4,554	9,290
Entercom Communications Corp. "A"	21,360	34,390
Entravision Communications Corp. "A"	11,617	17,658
Fluent, Inc.*	7,895	19,580
Gannett Co., Inc.	24,749	32,174
Gray Television, Inc.*	14,710	202,557
Hemisphere Media Group, Inc.*	2,832	24,610
iHeartMedia, Inc. "A"*	10,653	86,502
Loral Space & Communications, Inc.	2,284	41,797
Meredith Corp.	7,067	92,719
MSG Networks, Inc. "A"*	6,979	66,789
National CineMedia, Inc.	11,569	31,410
Saga Communications, Inc. "A"	704	13,996
Scholastic Corp.	5,161	108,329
Sinclair Broadcast Group, Inc. "A"	7,396	142,225
TechTarget, Inc.*	4,177	183,621
TEGNA, Inc.	37,739	443,433
The E.W. Scripps Co. "A"	10,255	117,317
Tribune Publishing Co.	2,716	31,669
WideOpenWest, Inc.*	9,801	50,867
		2,423,751
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	7,811	79,633
Gogo, Inc.* (a)	9,006	83,215
Shenandoah Telecommunications Co.	8,267	367,344
Spok Holdings, Inc.	3,174	30,185
		560,377
Consumer Discretionary 13.3%
Auto Components 1.2%
Adient PLC*	14,960	259,257
American Axle & Manufacturing Holdings, Inc.*	20,159	116,317
Cooper Tire & Rubber Co.	8,979	284,634
Cooper-Standard Holdings, Inc.*	3,051	40,304
Dana, Inc.	24,753	304,957
Dorman Products, Inc.*	4,685	423,430
Fox Factory Holding Corp.*	7,199	535,102
Gentherm, Inc.*	5,562	227,486
Goodyear Tire & Rubber Co.	39,608	303,793
LCI Industries	4,236	450,245
Modine Manufacturing Co.*	8,735	54,594
Motorcar Parts of America, Inc.*	3,501	54,476
Standard Motor Products, Inc.	3,779	168,732
Stoneridge, Inc.*	4,778	87,772
Tenneco, Inc. "A"*	9,329	64,743
Visteon Corp.*	4,745	328,449
Workhorse Group, Inc.* (a)	16,562	418,687
Xpel, Inc.*	2,930	76,414
		4,199,392
Automobiles 0.1%
Winnebago Industries, Inc.	5,558	287,182
Distributors 0.1%
Core-Mark Holding Co., Inc.	7,577	219,203
Funko, Inc. "A"* (a)	4,715	27,300
Greenlane Holdings, Inc. "A"*	2,508	5,618
Weyco Group, Inc.	960	15,523
		267,644
Diversified Consumer Services 0.6%
Adtalem Global Education, Inc.*	9,310	228,467
American Public Education, Inc.*	2,547	71,800
Aspen Group Inc/co* (a)	3,451	38,548
Carriage Services, Inc.	2,914	65,011
Collectors Universe, Inc.	1,598	79,085
Franchise Group, Inc.	3,646	92,463
Houghton Mifflin Harcourt Co.*	18,628	32,226
K12, Inc.*	7,154	188,436
Laureate Education, Inc. "A"*	18,244	242,280
OneSpaWorld Holdings Ltd.	8,097	52,630
Perdoceo Education Corp.*	12,253	149,977
Regis Corp.*	4,169	25,598
Strategic Education, Inc.	4,138	378,503
Universal Technical Institute, Inc.*	5,358	27,219
Vivint Smart Home, Inc.*	12,500	213,500
WW International, Inc.*	8,447	159,395
		2,045,138
Hotels, Restaurants & Leisure 3.6%
Accel Entertainment, Inc.*	7,511	80,443
Biglari Holdings, Inc. "A"*	15	7,317
Biglari Holdings, Inc. "B"*	164	14,598
BJ's Restaurants, Inc.	3,662	107,809
Bloomin' Brands, Inc. (a)	14,862	226,943
Bluegreen Vacations Corp.	1,381	6,767
Bluegreen Vacations Holding Co.	2,407	32,230
Boyd Gaming Corp.	13,945	427,972
Brinker International, Inc.	7,851	335,395
Caesars Entertainment, Inc.*	24,378	1,366,631
Carrols Restaurant Group, Inc.*	6,279	40,499
Century Casinos, Inc.*	4,779	26,189
Churchill Downs, Inc.	6,591	1,079,738
Chuy's Holdings, Inc.*	3,303	64,673
Cracker Barrel Old Country Store, Inc.	4,083	468,157
Dave & Buster's Entertainment, Inc. (a)	7,355	111,502
Del Taco Restaurants, Inc.*	5,634	46,199
Denny's Corp.*	10,323	103,230
Dine Brands Global, Inc.	2,788	152,197
El Pollo Loco Holdings, Inc.*	3,155	51,111
Everi Holdings, Inc.*	14,546	120,004
Fiesta Restaurant Group, Inc.*	3,393	31,792
Gan Ltd.*	1,384	23,390
Golden Entertainment, Inc.*	3,233	44,712
Hilton Grand Vacations, Inc.*	14,556	305,385
International Game Technology PLC	17,537	195,187
Jack in the Box, Inc.	3,870	306,930
Kura Sushi USA, Inc. "A"*	598	7,834
Lindblad Expeditions Holdings, Inc.*	4,795	40,805
Marriott Vacations Worldwide Corp.	6,997	635,397
Monarch Casino & Resort, Inc.*	2,254	100,528
Nathan's Famous, Inc.	536	27,470
Noodles & Co.*	5,453	37,462
Papa John's International, Inc.	5,789	476,319
Penn National Gaming, Inc.*	26,523	1,928,222
PlayAGS, Inc.*	4,708	16,666
RCI Hospitality Holdings, Inc.	1,466	29,906
Red Robin Gourmet Burgers, Inc.*	2,426	31,926
Red Rock Resorts, Inc. "A" (a)	11,806	201,883
Ruth's Hospitality Group, Inc.	5,126	56,693
Scientific Games Corp. "A"*	10,093	352,347
SeaWorld Entertainment, Inc.*	9,119	179,827
Shake Shack, Inc. "A"*	6,027	388,621
Target Hospitality Corp.*	6,100	7,442
Texas Roadhouse, Inc.	11,402	693,128
The Cheesecake Factory, Inc. (a)	7,602	210,879
Twin River Worldwide Holdings, Inc. (a)	3,201	84,090
Wingstop, Inc.	5,183	708,257
		11,992,702
Household Durables 2.4%
Beazer Homes U.S.A., Inc.*	5,109	67,439
Casper Sleep, Inc.*	3,614	25,985
Cavco Industries, Inc.*	1,591	286,873
Century Communities, Inc.*	5,127	217,026
Ethan Allen Interiors, Inc.	4,220	57,139
GoPro, Inc. "A"*	22,961	104,013
Green Brick Partners, Inc.*	4,160	66,976
Hamilton Beach Brands Holding Co. "A"	1,206	23,457
Helen of Troy Ltd.*	4,381	847,811
Hooker Furniture Corp.	2,130	55,018
Installed Building Products, Inc.*	3,920	398,860
iRobot Corp.*	4,731	359,083
KB HOME	15,219	584,257
La-Z-Boy, Inc.	7,567	239,344
Legacy Housing Corp.*	1,580	21,614
LGI Homes, Inc.*	3,830	444,931
Lifetime Brands, Inc.	2,187	20,667
Lovesac Co.*	1,575	43,643
M.D.C. Holdings, Inc.	8,727	411,042
M/I Homes, Inc.*	4,896	225,461
Meritage Homes Corp.*	6,423	709,035
Purple Innovation, Inc.*	3,636	90,391
Skyline Champion Corp.*	8,911	238,547
Sonos, Inc.*	14,267	216,573
Taylor Morrison Home Corp.*	21,763	535,152
TopBuild Corp.*	5,733	978,566
TRI Pointe Group, Inc.*	22,231	403,270
Tupperware Brands Corp.	8,754	176,481
Turtle Beach Corp.*	2,513	45,737
Universal Electronics, Inc.*	2,371	89,481
VOXX International Corp.*	3,727	28,661
		8,012,533
Internet & Direct Marketing Retail 0.8%
1-800 FLOWERS.COM, Inc. "A"* (a)	4,455	111,108
CarParts.com, Inc.* (a)	3,932	42,505
Duluth Holdings, Inc. "B"*	1,991	24,330
Groupon, Inc.*	4,117	83,987
Lands' End, Inc.*	1,999	26,047
Liquidity Services, Inc.*	4,921	36,711
Magnite, Inc.* (a)	18,456	128,177
Overstock.com, Inc.* (a)	7,402	537,755
PetMed Express, Inc. (a)	3,470	109,721
Quotient Technology, Inc.*	15,281	112,774
RealReal, Inc.*	11,157	161,442
Shutterstock, Inc.	3,688	191,923
Stamps.com, Inc.*	2,962	713,694
Stitch Fix, Inc. "A"* (a)	9,570	259,634
Waitr Holdings, Inc.* (a)	14,195	45,708
		2,585,516
Leisure Products 0.7%
Acushnet Holdings Corp.	6,125	205,861
American Outdoor Brands, Inc.*	2,451	31,937
Callaway Golf Co.	15,947	305,226
Clarus Corp.	4,358	61,535
Escalade, Inc.	1,919	35,099
Johnson Outdoors, Inc. "A"	953	78,041
Malibu Boats, Inc. "A"*	3,671	181,935
Marine Products Corp.	1,244	19,456
MasterCraft Boat Holdings, Inc.*	3,249	56,825
Nautilus, Inc.*	5,224	89,644
Smith & Wesson Brands, Inc.	9,806	152,189
Sturm, Ruger & Co., Inc.	3,034	185,559
Vista Outdoor, Inc.*	10,447	210,820
YETI Holdings, Inc.*	13,817	626,186
		2,240,313
Multiline Retail 0.2%
Big Lots, Inc.	6,704	298,999
Dillard's, Inc. "A" (a)	1,418	51,785
Macy's, Inc.	53,520	305,064
		655,848
Specialty Retail 2.7%
Aaron's, Inc.	11,647	659,803
Abercrombie & Fitch Co. "A"	11,058	154,038
America's Car-Mart, Inc.*	1,097	93,113
American Eagle Outfitters, Inc.	25,875	383,209
Asbury Automotive Group, Inc.*	3,296	321,195
At Home Group, Inc.* (a)	9,026	134,126
Bed Bath & Beyond, Inc. (a)	21,602	323,598
Boot Barn Holdings, Inc.*	5,116	143,964
Caleres, Inc.	6,719	64,234
Camping World Holdings, Inc. "A"	5,868	174,573
Cato Corp. "A"	3,675	28,739
Chico's FAS, Inc.	21,424	20,835
Citi Trends, Inc.	1,884	47,062
Conn's, Inc.* (a)	3,031	32,068
Designer Brands, Inc. "A"	10,961	59,518
Envela Corp.*	1,440	6,178
Express, Inc.*	12,075	7,366
GameStop Corp. "A"* (a)	10,094	102,959
Genesco, Inc.*	2,548	54,884
Group 1 Automotive, Inc.	3,084	272,595
Growgeneration Corp.*	6,137	98,069
Guess?, Inc.	7,829	90,973
Haverty Furniture Companies, Inc.	3,107	65,061
Hibbett Sports, Inc.*	3,037	119,111
Hudson Ltd. "A"*	7,067	53,709
Lithia Motors, Inc. "A"	3,865	880,988
Lumber Liquidators Holdings, Inc.*	5,184	114,307
MarineMax, Inc.*	3,762	96,571
Monro, Inc.	5,598	227,111
Murphy USA, Inc.*	4,764	611,078
National Vision Holdings, Inc.*	13,860	530,006
Odp Corp.	9,364	182,130
OneWater Marine, Inc. "A"*	817	16,740
Rent-A-Center, Inc.	8,221	245,726
RH*	2,696	1,031,544
Sally Beauty Holdings, Inc.*	20,197	175,512
Shoe Carnival, Inc.	1,661	55,776
Signet Jewelers Ltd.	9,365	175,126
Sleep Number Corp.*	4,851	237,262
Sonic Automotive, Inc. "A"	4,278	171,804
Sportsman's Warehouse Holdings, Inc.*	7,659	109,600
The Buckle, Inc.	5,198	105,987
The Children's Place, Inc. (a)	2,646	75,014
The Container Store Group, Inc.*	2,885	17,916
The Michaels Companies, Inc.* (a)	13,367	129,058
Tilly's, Inc. "A"	3,823	23,053
Urban Outfitters, Inc.*	11,746	244,434
Winmark Corp.	519	89,361
Zumiez, Inc.*	3,736	103,936
		9,161,020
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.*	11,496	491,224
Deckers Outdoor Corp.*	4,853	1,067,709
Fossil Group, Inc.*	8,665	49,737
G-III Apparel Group Ltd.*	7,880	103,307
Kontoor Brands, Inc.* (a)	9,234	223,463
Lakeland Industries, Inc.*	1,429	28,294
Movado Group, Inc.	2,656	26,401
Oxford Industries, Inc.	2,940	118,658
Rocky Brands, Inc.	1,238	30,740
Steven Madden Ltd.	14,055	274,072
Superior Group of Company, Inc.	1,996	46,367
Unifi, Inc.*	2,631	33,782
Vera Bradley, Inc.*	3,753	22,931
Wolverine World Wide, Inc.	13,675	353,362
		2,870,047
Consumer Staples 3.4%
Beverages 0.3%
Celsius Holdings, Inc.*	6,161	139,916
Coca-Cola Bottling Co. Consolidated	845	203,375
Craft Brew Alliance, Inc.* (b)	2,104	34,716
MGP Ingredients, Inc. (a)	2,310	91,799
National Beverage Corp.* (a)	2,127	144,657
NewAge, Inc.* (a)	16,576	28,677
Primo Water Corp.	26,794	380,475
		1,023,615
Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc.*	23,977	996,244
HF Foods Group, Inc.* (a)	6,673	44,109
Ingles Markets, Inc. "A"	2,625	99,855
Natural Grocers by Vitamin Cottage, Inc.	1,700	16,762
Performance Food Group Co.*	22,683	785,285
PriceSmart, Inc.	3,871	257,228
Rite Aid Corp.* (a)	9,664	91,711
SpartanNash Co.	6,276	102,613
The Andersons, Inc.	5,596	107,275
The Chefs' Warehouse, Inc.*	4,894	71,159
United Natural Foods, Inc.*	9,568	142,276
Village Super Market, Inc. "A"	1,509	37,137
Weis Markets, Inc.	1,754	84,192
		2,835,846
Food Products 1.5%
Alico, Inc.	961	27,504
B&G Foods, Inc. (a)	11,383	316,106
Bridgford Foods Corp.*	322	5,896
Cal-Maine Foods, Inc.*	5,299	203,323
Calavo Growers, Inc.	2,956	195,894
Darling Ingredients, Inc.*	27,883	1,004,625
Farmer Brothers Co.*	3,038	13,428
Fresh Del Monte Produce, Inc. (a)	5,575	127,779
Freshpet, Inc.*	6,820	761,453
Hostess Brands, Inc.*	21,843	269,324
J & J Snack Foods Corp.	2,562	334,059
John B. Sanfilippo & Son, Inc.	1,575	118,724
Lancaster Colony Corp.	3,345	598,086
Landec Corp.*	4,455	43,303
Limoneira Co.	2,997	42,857
Sanderson Farms, Inc.	3,463	408,530
Seneca Foods Corp. "A"*	1,117	39,910
Simply Good Foods Co.*	14,567	321,202
Tootsie Roll Industries, Inc. (a)	2,837	87,663
Vital Farms, Inc.* (a)	1,610	65,253
		4,984,919
Household Products 0.2%
Central Garden & Pet Co.*	1,786	71,315
Central Garden & Pet Co. "A"*	7,066	255,365
Oil-Dri Corp. of America	930	33,266
WD-40 Co.	2,411	456,427
		816,373
Personal Products 0.4%
Bellring Brands, Inc. "A"*	7,104	147,337
Edgewell Personal Care Co.*	9,286	258,894
elf Beauty, Inc.*	7,507	137,903
Inter Parfums, Inc.	3,182	118,848
Lifevantage Corp.*	2,581	31,153
Medifast, Inc.	1,960	322,322
Nature's Sunshine Products, Inc.*	1,427	16,510
Revlon, Inc. "A"* (a)	1,271	8,033
USANA Health Sciences, Inc.*	2,070	152,455
Veru, Inc.*	9,244	24,219
		1,217,674
Tobacco 0.1%
Turning Point Brands, Inc.	2,057	57,390
Universal Corp.	4,379	183,392
Vector Group Ltd.	24,220	234,692
		475,474
Energy 1.9%
Energy Equipment & Services 0.5%
Archrock, Inc.	22,742	122,352
Aspen Aerogels, Inc.*	3,815	41,774
Bristow Group, Inc.*	1,144	24,310
Cactus, Inc. "A" (a)	8,545	163,978
Championx Corp.*	31,732	253,539
DMC Global, Inc.	2,580	84,985
Dril-Quip, Inc.*	6,266	155,146
Exterran Corp.*	4,890	20,342
Frank's International NV*	26,927	41,468
Helix Energy Solutions Group, Inc.*	25,200	60,732
Liberty Oilfield Services, Inc. "A"	11,198	89,472
Matrix Service Co.*	4,505	37,617
Nabors Industries Ltd. (a)	1,271	31,063
National Energy Services Reunited Corp.*	3,528	22,509
Newpark Resources, Inc.*	15,711	16,497
NexTier Oilfield Solutions, Inc.*	28,634	52,973
Oceaneering International, Inc.*	17,758	62,508
Oil States International, Inc.*	10,756	29,364
Patterson-UTI Energy, Inc.	32,865	93,665
ProPetro Holding Corp.*	14,296	58,042
RPC, Inc.*	10,105	26,677
SEACOR Holdings, Inc.*	3,425	99,599
Select Energy Services, Inc. "A"*	10,567	40,577
Solaris Oilfield Infrastructure, Inc. "A"	5,366	34,020
Tidewater, Inc.*	7,121	47,782
Transocean Ltd.* (a)	103,409	83,441
U.S. Silica Holdings, Inc.	13,188	39,564
		1,833,996
Oil, Gas & Consumable Fuels 1.4%
Adams Resources & Energy, Inc.	404	8,040
Antero Resources Corp.* (a)	43,386	119,312
Arch Resources, Inc.	2,717	115,418
Ardmore Shipping Corp.	5,725	20,381
Berry Corp.	12,653	40,110
Bonanza Creek Energy, Inc.*	3,342	62,830
Brigham Minerals, Inc. "A"	6,410	57,177
Clean Energy Fuels Corp.*	23,448	58,151
CNX Resources Corp.*	38,809	366,357
Comstock Resources, Inc.*	3,872	16,959
CONSOL Energy, Inc.*	4,697	20,808
Contango Oil & Gas Co.*	16,741	22,433
CVR Energy, Inc.	5,521	68,350
Delek U.S. Holdings, Inc.	11,041	122,886
DHT Holdings, Inc.	20,415	105,341
Diamond S Shipping, Inc.*	5,184	35,614
Dorian LPG Ltd.*	6,439	51,576
Earthstone Energy, Inc. "A"*	5,119	13,258
Energy Fuels, Inc.*	21,828	36,671
Evolution Petroleum Corp.	5,348	11,980
Falcon Minerals Corp.	7,120	17,373
Frontline Ltd. (a)	21,118	137,267
Golar LNG Ltd.*	16,320	98,818
Goodrich Petroleum Corp.*	1,605	12,342
Green Plains, Inc.*	6,037	93,453
Gulfport Energy Corp.*	28,635	15,094
International Seaways, Inc.	4,416	64,518
Kosmos Energy Ltd.	71,696	69,947
Magnolia Oil & Gas Corp. "A"*	22,378	115,694
Matador Resources Co.*	19,775	163,341
Montage Resources Corp.*	3,954	17,358
NACCO Industries, Inc. "A"	660	12,019
NextDecade Corp* (a)	4,427	13,192
Nordic American Tankers Ltd. (a)	24,782	86,489
Overseas Shipholding Group, Inc. "A"*	10,824	23,163
Ovintiv, Inc.	45,015	367,322
Par Pacific Holdings, Inc.*	7,462	50,518
PBF Energy, Inc. "A"	16,980	96,616
PDC Energy, Inc.* (a)	17,789	220,495
Peabody Energy Corp.	11,159	25,666
Penn Virginia Corp.*	2,508	24,704
PrimeEnergy Resources Corp.*	96	6,355
Range Resources Corp.	36,499	241,623
Renewable Energy Group, Inc.*	6,526	348,619
REX American Resources Corp.*	1,050	68,891
Scorpio Tankers, Inc. (a)	9,106	100,803
SFL Corp. Ltd.	16,669	124,851
SM Energy Co.	20,698	32,910
Southwestern Energy Co.*	101,797	239,223
Talos Energy, Inc.*	2,061	13,293
Tellurian, Inc.*	27,289	21,744
Uranium Energy Corp.*	34,451	34,341
W&T Offshore, Inc.*	16,020	28,836
Whiting Petroleum Corp.*	222	3,838
World Fuel Services Corp.	10,635	225,356
		4,569,724
Financials 14.6%
Banks 7.0%
1st Constitution Bancorp.	1,722	20,492
1st Source Corp.	2,879	88,788
ACNB Corp.	1,442	29,994
Allegiance Bancshares, Inc.	3,500	81,795
Altabancorp.	2,964	59,636
Amalgamated Bank "A"	2,558	27,064
Amerant Bancorp, Inc.*	4,236	39,437
American National Bankshares, Inc.	1,839	38,472
Ameris Bancorp.	11,834	269,579
Ames National Corp.	1,514	25,571
Arrow Financial Corp.	2,190	54,947
Atlantic Capital Bancshares, Inc.*	3,831	43,482
Atlantic Union Bankshares Corp.	13,236	282,853
Auburn National Bancorporation, Inc.	436	15,809
Banc of California, Inc.	7,527	76,173
BancFirst Corp.	3,263	133,261
BancorpSouth Bank	16,893	327,386
Bank First Corp.	1,094	64,218
Bank of Commerce Holdings	2,999	20,903
Bank of Marin Bancorp.	2,309	66,869
Bank of NT Butterfield & Son Ltd.	8,541	190,293
Bank of Princeton	1,156	21,005
Bank7 Corp.	588	5,527
BankFinancial Corp.	2,654	19,162
BankUnited, Inc.	15,664	343,198
Bankwell Financial Group, Inc.	1,267	17,928
Banner Corp.	6,204	200,141
Bar Harbor Bankshares	2,785	57,232
BayCom Corp.*	2,189	22,547
BCB Bancorp., Inc.	2,455	19,640
Berkshire Hills Bancorp., Inc.	7,855	79,414
Boston Private Financial Holdings, Inc.	14,608	80,636
Bridge Bancorp., Inc.	3,098	53,998
Brookline Bancorp., Inc.	13,781	119,137
Bryn Mawr Bank Corp.	3,657	90,950
Business First Bancshares, Inc.	2,761	41,415
Byline Bancorp., Inc.	4,537	51,177
C&F Financial Corp.	613	18,206
Cadence BanCorp.	22,213	190,810
California Bancorp, Inc.*	1,410	15,975
Cambridge Bancorp. (a)	1,120	59,539
Camden National Corp.	2,617	79,099
Capital Bancorp. Inc*	1,557	14,729
Capital City Bank Group, Inc.	2,530	47,539
Capstar Financial Holdings, Inc.	3,129	30,695
Carter Bank & Trust	3,961	26,341
Cathay General Bancorp.	12,895	279,564
CB Financial Services, Inc.	920	17,554
CBTX, Inc.	3,224	52,680
Central Pacific Financial Corp.	5,057	68,623
Central Valley Community Bancorp.	1,861	22,983
Century Bancorp., Inc. "A"	520	34,185
Chemung Financial Corp.	703	20,296
Choiceone Financial Services, Inc.	1,275	33,175
CIT Group, Inc.	17,574	311,236
Citizens & Northern Corp.	2,374	38,554
Citizens Holdings Co.	871	19,528
City Holding Co.	2,820	162,460
Civista Bancshares, Inc.	2,895	36,245
CNB Financial Corp.	2,541	37,785
Coastal Financial Corp.*	1,827	22,381
Codorus Valley Bancorp., Inc.	1,585	20,763
Colony Bankcorp, Inc.	1,369	14,717
Columbia Banking System, Inc.	12,224	291,542
Community Bank System, Inc.	9,208	501,468
Community Bankers Trust Corp.	3,937	20,000
Community Financial Corp.	915	19,535
Community Trust Bancorp., Inc.	2,719	76,839
ConnectOne Bancorp., Inc.	6,601	92,876
County Bancorp., Inc.	931	17,503
CrossFirst Bankshares, Inc.*	8,847	76,880
Customers Bancorp., Inc.*	5,382	60,278
CVB Financial Corp.	22,110	367,689
Dime Community Bancshares	5,347	60,475
Eagle Bancorp. Montana, Inc.	1,167	20,563
Eagle Bancorp., Inc.	5,639	151,069
Enterprise Bancorp., Inc.	1,527	32,098
Enterprise Financial Services Corp.	4,255	116,034
Equity Bancshares, Inc. "A"*	2,609	40,439
Esquire Financial Holdings, Inc.*	1,121	16,815
Evans Bancorp., Inc.	846	18,824
Farmers & Merchants Bancorp., Inc.	1,921	38,439
Farmers National Banc Corp.	4,549	49,675
FB Financial Corp.	5,554	139,516
Fidelity D&D Bancorp, Inc.	736	35,851
Financial Institutions, Inc.	2,920	44,968
First BanCorp.	38,150	199,143
First BanCorp. - North Carolina	5,020	105,069
First Bancorp., Inc.	1,840	38,787
First Bancshares, Inc.	3,627	76,058
First Bank	3,074	19,059
First Busey Corp.	8,849	140,611
First Business Financial Services, Inc.	1,434	20,492
First Capital, Inc.	597	33,462
First Choice Bancorp.	1,780	23,656
First Commonwealth Financial Corp.	17,379	134,513
First Community Bancshares, Inc.	3,068	55,377
First Community Corp.	1,338	18,237
First Financial Bancorp.	17,350	208,287
First Financial Bankshares, Inc.	22,271	621,584
First Financial Corp. - Indiana	2,272	71,341
First Foundation, Inc.	6,916	90,392
First Guaranty Bancshares, Inc.	514	6,225
First Internet Bancorp.	1,676	24,687
First Interstate BancSystem, Inc. "A"	7,074	225,307
First Merchants Corp.	9,618	222,753
First Mid-Illinois Bancshares, Inc.	2,680	66,866
First Midwest Bancorp., Inc.	20,338	219,244
First Northwest Bancorp.	1,649	16,325
First of Long Island Corp.	4,264	63,150
First Savings Financial Group, Inc.	348	18,910
First United Corp.	1,254	14,684
First Western Financial, Inc.*	1,163	15,061
Flushing Financial Corp.	4,988	52,474
FNCB Bancorp, Inc.	3,161	16,817
Franklin Financial Services Corp.	769	16,441
Fulton Financial Corp.	26,887	250,856
FVCBankcorp, Inc.*	2,234	22,340
German American Bancorp., Inc.	4,353	118,140
Glacier Bancorp., Inc.	16,493	528,601
Great Southern Bancorp., Inc.	2,071	75,012
Great Western Bancorp., Inc.	9,911	123,392
Guaranty Bancshares, Inc.	1,309	32,581
Hancock Whitney Corp.	14,547	273,629
Hanmi Financial Corp.	5,734	47,076
Harborone Bancorp, Inc.*	9,227	74,462
Hawthorn Bancshares, Inc.	1,084	20,531
HBT Financial, Inc.	1,956	21,946
Heartland Financial U.S.A., Inc.	6,205	186,119
Heritage Commerce Corp.	10,779	71,734
Heritage Financial Corp.	6,448	118,579
Hilltop Holdings, Inc.	12,923	265,955
Home Bancshares, Inc.	26,208	397,313
HomeTrust Bancshares, Inc.	2,976	40,414
Hope Bancorp., Inc.	20,718	157,146
Horizon Bancorp, Inc.	7,556	76,240
Howard Bancorp., Inc.*	2,502	22,468
Independent Bank Corp.	5,595	293,066
Independent Bank Corp./Michigan	3,955	49,714
Independent Bank Group, Inc.	6,293	278,025
International Bancshares Corp.	9,039	235,556
Investar Holding Corp.	1,915	24,550
Investors Bancorp., Inc.	39,219	284,730
Lakeland Bancorp., Inc.	8,533	84,903
Lakeland Financial Corp.	4,345	179,014
Landmark Bancorp. Inc/manhattan Ks	694	14,817
LCNB Corp.	2,332	31,832
Level One Bancorp, Inc.	921	14,368
Limestone Bancorp, Inc.*	940	9,889
Live Oak Bancshares, Inc.	5,032	127,461
Macatawa Bank Corp.	4,755	31,050
Mackinac Financial Corp.	1,700	16,405
MainStreet Bancshares, Inc.*	1,307	15,998
Mercantile Bank Corp.	2,942	53,015
Meridian Corp.	999	16,114
Metrocity Bankshares, Inc.	3,232	42,565
Metropolitan Bank Holding Corp.*	1,295	36,260
Mid Penn Bancorp, Inc.	1,273	22,036
Middlefield Banc Corp.	1,114	21,500
Midland States Bancorp., Inc.	4,132	53,096
MidWestOne Financial Group, Inc.	2,752	49,178
MVB Financial Corp.	1,707	27,261
National Bank Holdings Corp. "A"	5,233	137,366
National Bankshares, Inc.	1,117	28,294
NBT Bancorp., Inc.	7,608	204,047
Nicolet Bankshares, Inc.*	1,653	90,270
Northeast Bank*	1,409	25,926
Northrim BanCorp., Inc.	1,086	27,682
Norwood Financial Corp.	1,066	25,925
Oak Valley Bancorp.	1,299	14,887
OceanFirst Financial Corp.	10,242	140,213
OFG Bancorp.	9,014	112,314
Ohio Valley Banc Corp.	758	15,660
Old National Bancorp.	28,039	352,170
Old Second Bancorp., Inc.	5,377	40,301
Origin Bancorp, Inc.	3,893	83,154
Orrstown Financial Services, Inc.	1,832	23,450
Pacific Premier Bancorp., Inc.	13,600	273,904
Park National Corp. (a)	2,573	210,883
Parke Bancorp., Inc.	1,830	21,850
Partners Bancorp.	1,827	10,286
PCB Bancorp.	2,369	20,824
Peapack-Gladstone Financial Corp.	3,300	49,995
Penns Woods Bancorp., Inc.	1,246	24,733
Peoples Bancorp. of North Carolina, Inc.	847	13,069
Peoples Bancorp., Inc.	3,058	58,377
Peoples Financial Services Corp.	1,193	41,469
Plumas Bancorp.	862	16,964
Preferred Bank	2,539	81,553
Premier Financial Bancorp., Inc.	2,273	24,548
Professional Holding Corp. "A"*	1,301	17,446
QCR Holdings, Inc.	2,695	73,870
RBB Bancorp.	2,922	33,135
Red River Bancshares, Inc.	923	39,689
Reliant Bancorp., Inc.	2,868	41,586
Renasant Corp.	9,679	219,907
Republic Bancorp., Inc. "A"	1,700	47,872
Republic First Bancorp., Inc.*	8,082	16,002
Richmond Mutual Bancorp., Inc.	2,083	22,038
S&T Bancorp., Inc.	6,774	119,832
Salisbury Bancorp, Inc.	472	14,920
Sandy Spring Bancorp., Inc.	8,148	188,056
Sb Financial Group, Inc.	1,324	17,861
Seacoast Banking Corp. of Florida*	9,112	164,289
Select Bancorp, Inc.*	2,954	21,239
ServisFirst Bancshares, Inc.	8,287	282,007
Shore Bancshares, Inc.	2,489	27,329
Sierra Bancorp.	2,586	43,419
Silvergate Capital Corp. "A"*	2,879	41,458
Simmons First National Corp. "A"	18,387	291,526
SmartFinancial, Inc.	2,699	36,679
South Plains Financial, Inc.	2,062	25,589
South State Corp.	12,069	581,122
Southern First Bancshares, Inc.*	1,312	31,685
Southern National Bancorp. of Virginia, Inc.	3,587	31,135
Southside Bancshares, Inc.	5,636	137,687
Spirit of Texas Bancshares, Inc.*	2,479	27,666
Stock Yards Bancorp., Inc.	3,578	121,795
Summit Financial Group, Inc.	1,936	28,672
Texas Capital Bancshares, Inc.*	8,547	266,068
The Bancorp., Inc.*	9,106	78,676
Tompkins Financial Corp. (a)	2,557	145,263
TowneBank	11,879	194,816
TriCo Bancshares	4,689	114,834
TriState Capital Holdings, Inc.*	4,876	64,558
Triumph Bancorp., Inc.*	3,741	116,495
Trustmark Corp.	10,646	227,931
UMB Financial Corp.	7,459	365,566
United Bankshares, Inc.	21,288	457,053
United Community Banks, Inc.	13,935	235,920
United Securities Bancshares	2,548	15,568
Unity Bancorp., Inc.	1,412	16,351
Univest Corp. of Pennsylvania	5,377	77,267
Valley National Bancorp.	68,431	468,752
Veritex Holdings, Inc.	8,593	146,339
Washington Trust Bancorp., Inc.	3,024	92,716
WesBanco, Inc.	11,589	247,541
West Bancorp.	3,031	48,011
Westamerica Bancorp.	4,424	240,444
		23,452,910
Capital Markets 1.5%
Artisan Partners Asset Management, Inc. "A"	9,714	378,749
Assetmark Financial Holdings, Inc.*	2,856	62,089
Associated Capital Group, Inc. "A"	276	9,972
B. Riley Financial, Inc.	3,457	86,632
BGC Partners, Inc. "A"	54,574	130,978
Blucora, Inc.*	8,257	77,781
Brightsphere Investment Group, Inc.	11,117	143,409
Cohen & Steers, Inc.	4,139	230,708
Cowen, Inc. "A"	4,730	76,957
Diamond Hill Investment Group	564	71,245
Donnelley Financial Solutions, Inc.*	5,454	72,865
Federated Hermes, Inc.	16,522	355,388
Focus Financial Partners, Inc. "A"*	5,580	182,968
GAMCO Investors, Inc. "A"	957	11,073
Greenhill & Co., Inc.	2,454	27,853
Hamilton Lane, Inc. "A"	5,135	331,670
Houlihan Lokey, Inc.	8,799	519,581
Moelis & Co. "A"	8,999	316,225
Oppenheimer Holdings, Inc. "A"	1,751	39,082
Piper Sandler Companies	3,074	224,402
PJT Partners, Inc. "A" (a)	3,984	241,470
Pzena Investment Management, Inc. "A"	3,077	16,493
Safeguard Scientifics, Inc.	3,490	19,125
Sculptor Capital Management, Inc.	3,113	36,547
Siebert Financial Corp.*	2,244	7,248
Silvercrest Asset Management Group, Inc. "A"	1,608	16,820
Stifel Financial Corp.	11,487	580,783
StoneX Group, Inc.*	2,938	150,308
Value Line, Inc.	187	4,619
Virtus Investment Partners, Inc.	1,318	182,741
Waddell & Reed Financial, Inc. "A"	11,604	172,319
Westwood Holdings Group, Inc.	1,479	16,476
WisdomTree Investments, Inc.	25,847	82,710
		4,877,286
Consumer Finance 0.7%
Atlanticus Holdings Corp.*	928	11,043
Curo Group Holdings Corp.	3,408	24,027
Encore Capital Group, Inc.*	5,579	215,294
Enova International, Inc.*	5,206	85,326
EZCORP, Inc. "A"*	8,528	42,896
FirstCash, Inc.	6,978	399,212
Green Dot Corp. "A"*	8,733	441,977
Lendingclub Corp.*	12,322	58,037
Navient Corp.	34,063	287,832
Nelnet, Inc. "A"	2,889	174,062
Oportun Financial Corp.*	3,632	42,821
PRA Group, Inc.*	7,695	307,415
Regional Management Corp.*	1,560	25,990
World Acceptance Corp.* (a)	746	78,740
		2,194,672
Diversified Financial Services 0.2%
A-mark Precious Metals, Inc.	916	30,888
Alerus Financial Corp.	2,780	54,488
Banco Latinoamericano de Comercio Exterior SA "E"	5,536	67,262
Cannae Holdings, Inc.*	15,158	564,787
GWG Holdings, Inc.*	642	5,521
Marlin Business Services Corp.	1,586	11,181
Swk Holdings Corp.*	653	9,142
		743,269
Insurance 2.3%
Ambac Financial Group, Inc.*	8,051	102,811
American Equity Investment Life Holding Co.	15,468	340,141
AMERISAFE, Inc.	3,436	197,089
Argo Group International Holdings Ltd.	5,813	200,142
BRP Group, Inc. "A"*	5,598	139,446
Citizens, Inc.* (a)	9,311	51,583
CNO Financial Group, Inc.	24,237	388,761
Crawford & Co. "A"	3,038	19,869
Donegal Group, Inc. "A"	1,923	27,057
eHealth, Inc.*	4,352	343,808
Employers Holdings, Inc.	4,771	144,323
Enstar Group Ltd.*	2,050	331,075
FBL Financial Group, Inc. "A"	1,723	83,049
FedNat Holding, Co.	2,451	15,490
Genworth Financial, Inc. "A"*	85,780	287,363
Goosehead Insurance, Inc. "A"	2,312	200,196
Greenlight Capital Re Ltd. "A"*	5,111	34,397
HCI Group, Inc.	1,086	53,529
Heritage Insurance Holdings, Inc.	4,636	46,916
Horace Mann Educators Corp.	7,014	234,268
Independence Holding Co.	889	33,524
Investors Title Co.	242	31,474
James River Group Holdings Ltd.	5,052	224,966
Kinsale Capital Group, Inc.	3,653	694,728
MBIA, Inc.* (a)	7,982	48,371
National General Holdings Corp.	11,681	394,234
National Western Life Group, Inc. "A"	456	83,343
NI Holdings, Inc.*	1,683	28,426
Palomar Holdings, Inc.*	3,504	365,257
ProAssurance Corp.	9,547	149,315
ProSight Global, Inc.*	1,658	18,802
Protective Insurance Corp. "B"	1,579	20,732
RLI Corp.	6,823	571,290
Safety Insurance Group, Inc.	2,417	166,991
Selective Insurance Group, Inc.	10,179	524,117
Selectquote, Inc.*	5,205	105,401
State Auto Financial Corp.	3,257	44,816
Stewart Information Services Corp.	4,412	192,937
Third Point Reinsurance Ltd.*	14,390	100,010
Tiptree, Inc.	4,324	21,404
Trean Insurance Group, Inc.*	1,465	22,341
Trupanion, Inc.* (a)	5,086	401,285
United Fire Group, Inc.	3,717	75,529
United Insurance Holdings Corp.	3,590	21,755
Universal Insurance Holdings, Inc.	4,992	69,089
Vericity, Inc.	465	4,743
Watford Holdings Ltd.*	3,139	72,009
		7,728,202
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Anworth Mortgage Asset Corp.	18,024	29,559
Apollo Commercial Real Estate Finance, Inc.	25,034	225,556
Arbor Realty Trust, Inc.	18,491	212,092
Ares Commercial Real Estate Corp.	5,546	50,691
Arlington Asset Investment Corp. "A"	6,671	18,946
ARMOUR Residential REIT, Inc.	11,483	109,203
Blackstone Mortgage Trust, Inc. ,"A"	23,714	520,997
Broadmark Realty Capital, Inc.	22,958	226,366
Capstead Mortgage Corp.	17,366	97,597
Cherry Hill Mortgage Investment Corp.	2,848	25,575
Chimera Investment Corp.	32,632	267,582
Colony Credit Real Estate, Inc.	14,864	72,982
Dynex Capital, Inc.	3,953	60,125
Ellington Financial, Inc.	7,301	89,510
Ellington Residential Mortgage REIT	1,675	18,593
Granite Point Mortgage Trust, Inc.	9,605	68,100
Great Ajax Corp.	3,849	31,908
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,655	534,927
Invesco Mortgage Capital, Inc. (a)	29,366	79,582
KKR Real Estate Finance Trust, Inc.	5,057	83,592
Ladder Capital Corp.	18,902	134,582
MFA Financial, Inc.	80,774	216,474
New York Mortgage Trust, Inc.	68,051	173,530
Orchid Island Capital, Inc. (a)	12,414	62,194
PennyMac Mortgage Investment Trust	16,859	270,924
Ready Capital Corp.	6,945	77,784
Redwood Trust, Inc.	20,492	154,100
TPG RE Finance Trust, Inc.	10,644	90,048
Two Harbors Investment Corp.	48,742	248,097
Western Asset Mortgage Capital Corp.	9,007	18,374
		4,269,590
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.*	10,263	239,231
Bogota Financial Corp.*	1,088	8,291
Bridgewater Bancshares, Inc.*	4,096	38,871
Capitol Federal Financial, Inc.	23,662	219,228
Columbia Financial, Inc.*	8,632	95,815
ESSA Bancorp., Inc.	1,656	20,418
Essent Group Ltd.	19,035	704,485
Federal Agricultural Mortgage Corp. "C"	1,631	103,829
Flagstar Bancorp., Inc.	7,181	212,773
FS Bancorp, Inc.	707	28,987
Greene County Bancorp., Inc.	571	12,385
Hingham Institution for Savings	247	45,448
Home Bancorp., Inc.	1,408	34,003
HomeStreet, Inc.	4,081	105,127
Kearny Financial Corp.	14,638	105,540
Luther Burbank Corp.	3,158	26,369
Merchants Bancorp.	1,599	31,516
Meridian Bancorp., Inc.	7,968	82,469
Meta Financial Group, Inc.	5,946	114,282
MMA Capital Holdings, Inc.*	909	20,462
Mr Cooper Group, Inc.*	13,018	290,562
NMI Holdings, Inc. "A"*	13,920	247,776
Northfield Bancorp., Inc.	8,059	73,498
Northwest Bancshares, Inc.	20,768	191,066
Oconee Federal Financial Corp.	194	4,229
OP Bancorp.	2,318	13,259
PCSB Financial Corp.	2,806	33,868
PennyMac Financial Services, Inc.	7,279	423,056
Pioneer Bancorp. Inc.*	1,979	17,574
Ponce de Leon Federal Bank*	1,616	14,253
Premier Financial Corp.	6,385	99,446
Provident Bancorp, Inc.	1,687	13,142
Provident Financial Holdings, Inc.	1,084	12,900
Provident Financial Services, Inc.	12,844	156,697
Prudential Bancorp., Inc.	1,575	16,601
Radian Group, Inc.	32,877	480,333
Riverview Bancorp., Inc.	3,700	15,355
Security National Financial Corp. "A"*	1,737	11,117
Southern Missouri Bancorp., Inc.	1,308	30,843
Standard Avb Financial Corp.	719	23,475
Sterling Bancorp., Inc.	3,148	9,475
Territorial Bancorp., Inc.	1,316	26,623
Timberland Bancorp., Inc.	1,398	25,164
TrustCo Bank Corp.	17,561	91,668
Walker & Dunlop, Inc.	4,792	253,976
Washington Federal, Inc.	12,826	267,550
Waterstone Financial, Inc.	3,946	61,124
Western New England Bancorp, Inc.	4,291	24,158
WSFS Financial Corp.	8,937	241,031
		5,419,348
Health Care 21.2%
Biotechnology 10.9%
89bio, Inc.*	1,023	26,250
Abeona Therapeutics, Inc.*	11,128	11,351
ADMA Biologics, Inc.* (a)	11,244	26,873
Aduro Biotech, Inc.*	11,642	28,290
Adverum Biotechnologies, Inc.* (a)	14,748	151,904
Aeglea BioTherapeutics, Inc.*	7,841	55,593
Affimed NV*	13,800	46,782
Agenus, Inc.* (a)	27,081	108,324
Aimmune Therapeutics, Inc.* (a)	7,915	272,672
Akcea Therapeutics, Inc.*	3,081	55,889
Akebia Therapeutics, Inc.*	23,330	58,558
Akero Therapeutics, Inc.*	2,282	70,263
Akouos, Inc.* (a)	2,251	51,480
Albireo Pharma, Inc.*	2,307	76,985
Alector, Inc.*	8,237	86,777
Allakos, Inc.*	4,243	345,592
Allogene Therapeutics, Inc.*	9,447	356,246
Allovir, Inc.*	2,899	79,723
ALX Oncology Holdings, Inc.*	1,724	65,064
Amicus Therapeutics, Inc.*	44,534	628,820
AnaptysBio, Inc.*	3,710	54,723
Anavex Life Sciences Corp.*	8,836	40,204
Anika Therapeutics, Inc.*	2,478	87,696
Annexon, Inc.*	2,340	70,738
Apellis Pharmaceuticals, Inc.*	10,451	315,307
Applied Genetic Technologies Corp.*	4,364	21,209
Applied Molecular Transport, Inc.* (a)	2,085	66,345
Applied Therapeutics, Inc.*	2,489	51,672
Aprea Therapeutics, Inc.*	1,342	32,289
Aptinyx, Inc.*	4,594	15,528
Aravive, Inc.*	2,270	10,669
Arcturus Therapeutics Holdings, Inc.* (a)	2,915	125,054
Arcus Biosciences, Inc.*	7,040	120,666
Arcutis Biotherapeutics, Inc.* (a)	3,030	88,779
Ardelyx, Inc.*	12,750	66,938
Arena Pharmaceuticals, Inc.*	10,094	754,930
Arrowhead Pharmaceuticals, Inc.* (a)	17,455	751,612
Assembly Biosciences, Inc.*	5,478	90,058
Atara Biotherapeutics, Inc.*	12,195	158,047
Athenex, Inc.*	10,295	124,570
Athersys, Inc.* (a)	30,069	58,635
Atreca, Inc. "A"*	4,466	62,390
Aveo Pharmaceuticals, Inc.*	3,690	21,919
Avid Bioservices, Inc.*	10,374	79,050
Avidity Biosciences, Inc.*	2,767	77,891
Avrobio, Inc.*	5,453	70,998
Axcella Health, Inc.*	1,369	6,325
Beam Therapeutics, Inc.* (a)	6,142	151,216
Beyondspring, Inc.* (a)	2,517	33,501
BioCryst Pharmaceuticals, Inc.* (a)	29,113	100,003
Biohaven Pharmaceutical Holding Co., Ltd.*	8,449	549,270
BioSpecifics Technologies Corp.*	1,039	54,890
Bioxcel Therapeutics, Inc.* (a)	2,050	88,888
Black Diamond Therapeutics, Inc.*	2,928	88,513
Blueprint Medicines Corp.*	9,718	900,859
Brainstorm Cell Therapeutics, Inc.* (a)	4,968	84,059
Bridgebio Pharma, Inc.*	12,709	476,842
Cabaletta Bio, Inc.*	2,416	26,189
Calithera Biosciences, Inc.*	12,297	42,425
Calyxt, Inc.* (a)	1,724	9,465
CareDx, Inc.*	8,355	316,989
CASI Pharmaceuticals, Inc.*	9,558	14,624
Castle Biosciences, Inc.*	2,045	105,215
Catabasis Pharmaceuticals, Inc.*	3,373	20,879
Catalyst Biosciences, Inc.*	3,253	13,988
Catalyst Pharmaceuticals, Inc.* (a)	16,764	49,789
CEL-SCI Corp* (a)	5,867	74,804
Cellular Biomedicine Group, Inc.*	2,152	39,468
Centogene NV*	1,413	13,367
Checkmate Pharmaceuticals, Inc.*	609	7,010
Checkpoint Therapeutics, Inc.*	8,015	21,480
ChemoCentryx, Inc.*	8,773	480,760
Chimerix, Inc.*	7,890	19,646
Cidara Therapeutics, Inc.*	6,224	17,738
Clovis Oncology, Inc.* (a)	13,590	79,230
Cohbar, Inc.*	4,570	4,340
Coherus Biosciences, Inc.*	10,233	187,673
Concert Pharmaceuticals, Inc.*	5,344	52,478
Constellation Pharmaceuticals, Inc.*	5,205	105,453
Contrafect Corp.*	3,791	20,017
Corbus Pharmaceuticals Holdings, Inc.* (a)	11,734	21,121
Cortexyme, Inc.* (a)	2,817	140,850
Crinetics Pharmaceuticals, Inc.*	4,739	74,260
Cue Biopharma, Inc.*	4,881	73,459
Cyclerion Therapeutics, Inc.*	3,714	22,581
Cytokinetics, Inc.*	11,476	248,455
CytomX Therapeutics, Inc.*	7,907	52,582
Deciphera Pharmaceuticals, Inc.*	6,596	338,375
Denali Therapeutics, Inc.*	11,090	397,355
DermTech, Inc.*	1,520	18,164
Dicerna Pharmaceuticals, Inc.*	11,624	209,116
Dyadic International, Inc.*	3,593	27,199
Dynavax Technologies Corp.*	17,284	74,667
Eagle Pharmaceuticals, Inc.*	1,908	81,052
Editas Medicine, Inc.* (a)	10,867	304,928
Eidos Therapeutics, Inc.*	1,997	100,908
Eiger BioPharmaceuticals, Inc.*	4,323	35,189
Emergent BioSolutions, Inc.*	7,792	805,147
Enanta Pharmaceuticals, Inc.*	3,352	153,455
Enochian Biosciences, Inc.* (a)	2,438	8,728
Epizyme, Inc.*	15,949	190,272
Esperion Therapeutics, Inc.* (a)	4,629	172,060
Evelo Biosciences, Inc.* (a)	2,496	13,154
Exicure, Inc.*	11,084	19,397
Fate Therapeutics, Inc.*	12,681	506,860
Fennec Pharmaceuticals, Inc.* (a)	4,015	24,331
FibroGen, Inc.*	14,559	598,666
Five Prime Therapeutics, Inc.*	5,021	23,599
Flexion Therapeutics, Inc.* (a)	7,097	73,880
Forma Therapeutics Holdings, Inc.*	2,662	132,674
Fortress Biotech, Inc.*	10,826	43,737
Frequency Therapeutics, Inc.* (a)	4,276	82,142
G1 Therapeutics, Inc.*	6,059	69,981
Galectin Therapeutics, Inc.* (a)	5,841	15,595
Galera Therapeutics, Inc.*	1,632	14,753
Generation Bio Co.*	1,942	60,027
Genprex, Inc.* (a)	5,341	17,946
Geron Corp.* (a)	46,692	81,244
GlycoMimetics, Inc.*	5,874	18,033
Gossamer Bio, Inc.*	9,395	116,592
Gritstone Oncology, Inc.*	5,566	14,750
Halozyme Therapeutics, Inc.*	23,939	629,117
Harpoon Therapeutics, Inc.*	1,969	33,453
Heron Therapeutics, Inc.*	15,604	231,251
Homology Medicines, Inc.*	5,877	62,884
Hookipa Pharma, Inc.*	2,322	21,989
Ibio, Inc.* (a)	8,971	18,211
Ideaya Biosciences, Inc.*	2,782	34,942
IGM Biosciences, Inc.* (a)	1,324	97,724
Immunic, Inc.*	641	11,903
ImmunoGen, Inc.*	30,090	108,324
Immunovant, Inc.*	6,265	220,465
Inovio Pharmaceuticals, Inc.* (a)	27,621	320,404
Inozyme Pharma, Inc.*	1,118	29,392
Insmed, Inc.*	17,711	569,232
Intellia Therapeutics, Inc.* (a)	8,684	172,638
Intercept Pharmaceuticals, Inc.* (a)	4,603	190,840
Invitae Corp.* (a)	20,155	873,719
Ironwood Pharmaceuticals, Inc.*	27,163	244,331
iTeos Therapeutics, Inc.*	1,717	42,358
Iveric Bio, Inc.*	12,854	72,497
Jounce Therapeutics, Inc.*	2,818	22,995
Kadmon Holdings, Inc.* (a)	28,647	112,296
KalVista Pharmaceuticals, Inc.*	2,557	32,193
Karuna Therapeutics, Inc.*	2,793	215,955
Karyopharm Therapeutics, Inc.*	12,542	183,113
Keros Therapeutics, Inc.*	1,209	46,631
Kezar Life Sciences, Inc.*	4,843	23,440
Kindred Biosciences, Inc.*	6,249	26,808
Kiniksa Pharmaceuticals Ltd. "A"*	4,289	65,708
Kodiak Sciences, Inc.*	5,043	298,596
Krystal Biotech, Inc.*	2,300	99,015
Kura Oncology, Inc.*	9,238	283,052
La Jolla Pharmaceutical Co.* (a)	2,986	12,034
Lexicon Pharmaceuticals, Inc.*	7,485	10,778
Ligand Pharmaceuticals, Inc.*	2,579	245,830
LogicBio Therapeutics, Inc.*	2,256	20,485
MacroGenics, Inc.*	9,047	227,894
Madrigal Pharmaceuticals, Inc.* (a)	1,566	185,931
Magenta Therapeutics, Inc.*	3,113	21,168
MannKind Corp.*	39,697	74,630
Marker Therapeutics, Inc.* (a)	5,003	7,505
MediciNova, Inc.* (a)	7,646	40,065
MEI Pharma, Inc.*	19,295	60,200
MeiraGTx Holdings PLC*	3,839	50,828
Mersana Therapeutics, Inc.*	9,307	173,296
Minerva Neurosciences, Inc.* (a)	5,484	17,439
Mirati Therapeutics, Inc.*	6,588	1,093,937
Mirum Pharmaceuticals, Inc.*	837	16,129
Molecular Templates, Inc.*	4,525	49,413
Momenta Pharmaceuticals, Inc.*	20,666	1,084,552
Morphic Holding, Inc.*	2,369	64,768
Mustang Bio, Inc.*	5,138	16,185
Myriad Genetics, Inc.*	12,757	166,351
NantKwest, Inc.* (a)	5,363	37,192
Natera, Inc.*	12,385	894,692
Neoleukin Therapeutics, Inc.*	5,152	61,824
Neubase Therapeutics, Inc.*	3,214	24,394
Neurobo Pharmaceuticals, Inc.* (a)	815	4,580
NextCure, Inc.*	3,079	27,095
Nkarta, Inc.* (a)	2,626	78,938
Novavax, Inc.* (a)	10,811	1,171,372
Nurix Therapeutics, Inc.*	1,880	65,631
Nymox Pharmaceutical Corp.* (a)	7,333	18,039
Oncocyte Corp.*	8,099	11,258
OPKO Health, Inc.*	71,191	262,695
Organogenesis Holdings, Inc.*	3,792	14,561
Orgenesis, Inc.*	3,376	17,015
Oric Pharmaceuticals, Inc.* (a)	1,625	40,641
Ovid therapeutics, Inc.*	7,983	45,822
Oyster Point Pharma, Inc.*	875	18,471
Pandion Therapeutics, Inc.*	890	10,199
Passage Bio, Inc.*	2,536	33,247
PDL BioPharma, Inc.* (a)	20,026	63,082
PhaseBio Pharmaceuticals, Inc.* (a)	2,535	8,898
Pieris Pharmaceuticals, Inc.*	8,549	17,696
Poseida Therapeutics, Inc.*	1,789	15,868
Precigen, Inc.* (a)	11,852	41,482
Precision BioSciences, Inc.*	8,537	52,588
Prevail Therapeutics, Inc.*	2,689	27,374
Protagonist Therapeutics, Inc.*	5,268	102,989
Protara Therapeutics, Inc.*	374	6,294
Prothena Corp. PLC*	5,361	53,556
PTC Therapeutics, Inc.*	10,877	508,500
Puma Biotechnology, Inc.*	5,319	53,669
Radius Health, Inc.*	8,034	91,106
RAPT Therapeutics, Inc.* (a)	2,048	65,946
REGENXBIO, Inc.*	6,056	166,661
Relay Therapeutics, Inc.*	5,632	239,867
Replimune Group, Inc.*	3,710	85,404
Retrophin, Inc.*	8,363	154,381
Revolution Medicines, Inc.*	6,552	228,010
Rhythm Pharmaceuticals, Inc.*	6,026	130,583
Rigel Pharmaceuticals, Inc.*	27,703	66,487
Rocket Pharmaceuticals, Inc.*	6,091	139,240
Rubius Therapeutics, Inc.*	6,925	34,694
Sangamo Therapeutics, Inc.*	20,587	194,547
Savara, Inc.*	8,661	9,441
Scholar Rock Holding Corp.*	3,924	69,416
Selecta Biosciences, Inc.*	12,686	31,461
Seres Therapeutics, Inc.*	9,303	263,368
Soleno Therapeutics, Inc.*	9,839	24,696
Solid Biosciences, Inc.*	4,969	10,087
Sorrento Therapeutics, Inc.* (a)	37,885	422,418
Spectrum Pharmaceuticals, Inc.*	23,544	96,060
Spero Therapeutics, Inc.*	2,690	30,020
SpringWorks Therapeutics* (a)	3,791	180,717
Stoke Therapeutics, Inc.*	2,283	76,458
Sutro Biopharma, Inc.*	3,968	39,878
Syndax Pharmaceuticals, Inc.*	4,714	69,579
Syros Pharmaceuticals, Inc.*	7,392	65,345
TCR2 Therapeutics, Inc.*	4,082	82,946
TG Therapeutics, Inc.*	19,538	522,837
Translate Bio, Inc.*	11,990	163,184
Turning Point Therapeutics, Inc.*	6,039	527,567
Twist Bioscience Corp.*	5,815	441,766
Tyme Technologies, Inc.*	10,890	10,672
Ultragenyx Pharmaceutical, Inc.* (a)	10,074	827,982
UNITY Biotechnology, Inc.*	6,145	21,262
UroGen Pharma Ltd.* (a)	3,379	65,181
Vanda Pharmaceuticals, Inc.*	9,282	89,664
Vaxart, Inc.* (a)	8,292	55,142
Vaxcyte, Inc.*	3,164	156,238
VBI Vaccines, Inc.* (a)	30,670	87,716
Veracyte, Inc.*	9,902	321,716
Verastem, Inc.* (a)	30,530	36,941
Vericel Corp.*	8,038	148,944
Viela Bio, Inc.* (a)	3,779	106,114
Viking Therapeutics, Inc.* (a)	11,475	66,785
Vir Biotechnology, Inc.*	9,418	323,320
Voyager Therapeutics, Inc.*	4,837	51,611
vTv Therapeutics, Inc. "A"* (a)	2,058	3,643
X4 Pharmaceuticals, Inc.*	2,761	18,692
XBiotech, Inc.*	2,658	50,741
Xencor, Inc.*	9,626	373,393
XOMA Corp.* (a)	1,133	21,346
Y-mAbs Therapeutics, Inc.*	5,320	204,235
Zentalis Pharmaceuticals, Inc.*	1,927	62,994
ZIOPHARM Oncology, Inc.* (a)	37,809	95,279
		36,504,367
Health Care Equipment & Supplies 3.7%
Accelerate Diagnostics, Inc.* (a)	5,301	56,509
Accuray, Inc.*	16,213	38,911
Acutus Medical, Inc.*	1,614	48,097
Alphatec Holdings, Inc.*	8,327	55,291
AngioDynamics, Inc.*	6,642	80,103
Antares Pharma, Inc.*	29,185	78,799
Apyx Medical Corp.*	6,141	28,924
Aspira Women's Health, Inc.* (a)	13,894	42,863
AtriCure, Inc.*	7,671	306,073
Atrion Corp.	253	158,378
Avanos Medical, Inc.*	8,108	269,348
AxoGen, Inc.*	6,396	74,385
Axonics Modulation Technologies, Inc.*	5,240	267,450
Bellerophon Therapeutics, Inc.*	642	6,536
Beyond Air, Inc.* (a)	2,449	12,710
BioLife Solutions, Inc.*	2,209	63,928
BioSig Technologies, Inc.*	3,966	19,552
Cantel Medical Corp.	6,481	284,775
Cardiovascular Systems, Inc.*	6,555	257,939
Cerus Corp.*	28,669	179,468
Chembio Diagnostics, Inc.* (a)	3,628	17,632
Co-diagnostics, Inc.* (a)	4,846	65,857
CONMED Corp.	4,662	366,760
CryoLife, Inc.*	6,530	120,609
CryoPort, Inc.*	6,011	284,921
Cutera, Inc.*	3,145	59,661
CytoSorbents Corp.*	6,442	51,375
Electromed, Inc.*	1,301	13,543
FONAR Corp.*	1,185	24,743
GenMark Diagnostics, Inc.*	11,981	170,130
Glaukos Corp.* (a)	7,561	374,421
Heska Corp.* (a)	1,232	121,709
Inari Medical, Inc.*	1,387	95,731
Inogen, Inc.*	3,388	98,252
Integer Holdings Corp.*	5,594	330,102
IntriCon, Corp.*	1,565	19,062
Invacare Corp.	6,078	45,707
iRadimed Corp.*	1,111	23,753
iRhythm Technologies, Inc.*	4,814	1,146,262
Lantheus Holdings, Inc.*	11,692	148,138
LeMaitre Vascular, Inc.	2,930	95,313
LivaNova PLC*	8,374	378,589
Meridian Bioscience, Inc.*	7,487	127,129
Merit Medical Systems, Inc.*	9,295	404,332
Mesa Laboratories, Inc.	799	203,553
Milestone Scientific, Inc.*	6,529	9,075
Misonix, Inc.*	1,568	18,393
Natus Medical, Inc.*	5,857	100,330
Nemaura Medical, Inc.*	1,260	4,473
Neogen Corp.*	9,294	727,255
Nevro Corp.*	5,905	822,566
NuVasive, Inc.*	8,842	429,456
OraSure Technologies, Inc.*	11,960	145,553
Orthofix Medical, Inc.*	3,444	107,246
OrthoPediatrics Corp.*	2,291	105,203
Pavmed, Inc.* (a)	6,705	11,935
Pulse Biosciences, Inc.*	2,600	30,654
Quotient Ltd.*	8,829	45,381
Repro-med Systems, Inc.*	4,551	32,858
Retractable Technologies, Inc.* (a)	2,470	16,450
Rockwell Medical, Inc.*	12,932	13,837
SeaSpine Holdings Corp.*	4,521	64,650
Shockwave Medical, Inc.*	5,024	380,819
SI-BONE, Inc.*	4,525	107,333
Sientra, Inc.*	8,714	29,628
Silk Road Medical, Inc.*	4,732	318,038
Soliton, Inc.*	1,120	8,557
STAAR Surgical Co.*	8,078	456,892
Stereotaxis, Inc.*	8,252	29,542
Surgalign Holdings, Inc.*	10,287	18,619
SurModics, Inc.*	2,432	94,629
Tactile Systems Technology, Inc.*	3,269	119,613
Tela Bio, Inc.*	1,016	16,805
TransMedics Group, Inc.*	3,990	54,982
Utah Medical Products, Inc. (a)	603	48,162
Vapotherm, Inc.*	3,418	99,122
Varex Imaging Corp.*	6,601	83,965
Venus Concept, Inc.*	3,480	8,074
ViewRay, Inc.*	19,819	69,367
Volitionrx Ltd.*	4,390	14,092
Wright Medical Group NV* (a)	22,652	691,792
Zynex, Inc.* (a)	3,097	54,043
		12,506,712
Health Care Providers & Services 2.7%
1Life Healthcare, Inc.*	13,623	386,348
Adapthealth Corp.*	4,358	95,048
Addus HomeCare Corp.*	2,474	233,818
American Renal Associates Holdings, Inc.*	2,554	17,623
AMN Healthcare Services, Inc.*	8,022	468,966
Apollo Medical Holdings, Inc.*	3,063	54,950
Avalon GloboCare Corp.* (a)	4,006	5,008
BioTelemetry, Inc.*	5,994	273,207
Brookdale Senior Living, Inc.*	32,789	83,284
Community Health Systems, Inc.*	15,204	64,161
CorVel Corp.*	1,584	135,321
Covetrus, Inc.*	16,818	410,359
Cross Country Healthcare, Inc.*	6,108	39,641
Enzo Biochem, Inc.*	8,562	18,066
Exagen, Inc.*	991	10,742
Five Star Senior Living, Inc.*	3,564	18,070
Fulgent Genetics, Inc.* (a)	1,806	72,312
Hanger, Inc.*	6,650	105,203
HealthEquity, Inc.*	13,014	668,529
InfuSystems Holdings, Inc.*	2,700	34,614
LHC Group, Inc.*	5,330	1,132,945
Magellan Health, Inc.*	4,189	317,442
MEDNAX, Inc.*	12,648	205,909
National Healthcare Corp.	2,192	136,584
National Research Corp.	2,420	119,088
Ontrack, Inc.* (a)	1,408	84,480
Option Care Health, Inc.*	7,051	94,272
Owens & Minor, Inc. (a)	11,160	280,228
Patterson Companies, Inc.	14,522	350,053
Pennant Group, Inc.*	4,256	164,111
PetIQ, Inc.*	3,674	120,948
Progyny, Inc.*	4,722	138,968
Providence Service Corp.*	2,174	201,986
R1 RCM, Inc.*	19,010	326,022
RadNet, Inc.*	7,647	117,381
Select Medical Holdings Corp.*	18,616	387,585
Sharps Compliance Corp.*	2,666	16,716
Surgery Partners, Inc.*	3,999	87,578
Tenet Healthcare Corp.*	17,998	441,131
The Ensign Group, Inc.	8,803	502,299
The Joint Corp.*	2,412	41,945
Tivity Health, Inc.*	7,767	108,893
Triple-S Management Corp. "B"*	4,060	72,552
U.S. Physical Therapy, Inc.	2,274	197,565
Viemed Healthcare, Inc.*	5,962	51,512
		8,893,463
Health Care Technology 1.2%
Accolade, Inc.* (a)	1,929	74,980
Allscripts Healthcare Solutions, Inc.*	28,955	235,694
Computer Programs & Systems, Inc.	2,408	66,485
Evolent Health, Inc. "A"*	13,516	167,734
Health Catalyst, Inc.* (a)	5,761	210,853
HealthStream, Inc.*	4,568	91,680
HMS Holdings Corp.* (a)	15,107	361,813
Icad, Inc.*	3,756	33,090
Inovalon Holdings, Inc. "A"*	12,999	343,823
Inspire Medical Systems, Inc.*	4,622	596,469
NantHealth, Inc.*	5,014	11,733
NextGen Healthcare, Inc.*	9,807	124,941
Omnicell, Inc.*	7,350	548,751
OptimizeRx Corp.*	2,692	56,128
Phreesia, Inc.*	5,095	163,702
Schrodinger, Inc.*	5,130	243,726
Simulations Plus, Inc.	2,556	192,620
Tabula Rasa HealthCare, Inc.*	3,658	149,137
Vocera Communications, Inc.*	5,677	165,087
		3,838,446
Life Sciences Tools & Services 0.7%
Champions Oncology, Inc.*	1,345	12,441
ChromaDex Corp.*	7,218	28,944
Codexis, Inc.* (a)	9,494	111,460
Fluidigm Corp.*	12,599	93,611
Harvard Bioscience, Inc.*	7,061	21,254
Luminex Corp.	7,632	200,340
Medpace Holdings, Inc.*	4,822	538,858
NanoString Technologies, Inc.*	6,535	292,114
NeoGenomics, Inc.*	18,267	673,870
Pacific Biosciences of California, Inc.*	28,484	281,137
Personalis, Inc.*	3,848	83,386
Quanterix Corp.*	3,599	121,430
		2,458,845
Pharmaceuticals 2.0%
AcelRx Pharmaceuticals, Inc.*	14,440	20,505
Aerie Pharmaceuticals, Inc.* (a)	6,410	75,446
Agile Therapeutics, Inc.*	12,679	38,544
AMAG Pharmaceuticals, Inc.* (a)	5,407	50,826
Amneal Pharmaceuticals, Inc.*	17,240	66,891
Amphastar Pharmaceuticals, Inc.*	6,192	116,100
ANI Pharmaceuticals, Inc.*	1,635	46,123
Aquestive Therapeutics, Inc.*	3,711	18,017
Arvinas, Inc.*	5,216	123,150
Avenue Therapeutics, Inc.*	1,234	13,364
Axsome Therapeutics, Inc.* (a)	4,853	345,776
Aytu Bioscience, Inc.* (a)	4,291	5,106
BioDelivery Sciences International, Inc.*	16,597	61,907
Cara Therapeutics, Inc.*	7,308	92,994
Cassava Sciences, Inc.* (a)	4,311	49,620
Cerecor, Inc.*	5,898	13,418
Chiasma, Inc.*	8,051	34,619
Collegium Pharmaceutical, Inc.* (a)	6,144	127,918
Corcept Therapeutics, Inc.*	16,365	284,833
CorMedix, Inc.*	5,114	30,837
Cymabay Therapeutics, Inc.*	12,712	92,035
Durect Corp.*	36,901	63,101
Eloxx Pharmaceuticals, Inc.*	5,606	14,744
Endo International PLC*	40,130	132,429
Eton Pharmaceuticals, Inc.* (a)	2,754	21,757
Evofem Biosciences, Inc.* (a)	11,939	28,176
Evolus, Inc.* (a)	4,155	16,246
Fulcrum Therapeutics, Inc.*	2,397	19,008
Harrow Health, Inc.*	4,165	23,282
Imara, Inc.*	920	18,713
Innoviva, Inc.*	11,262	117,688
Intersect ENT, Inc.*	5,814	94,826
Intra-Cellular Therapies, Inc.*	11,396	292,421
Kala Pharmaceuticals, Inc.* (a)	7,385	55,388
Kaleido Biosciences, Inc.* (a)	1,622	17,956
Lannett Co., Inc.*	5,888	35,976
Liquidia Technologies, Inc.*	3,806	18,726
Lyra Therapeutics, Inc.*	769	8,597
Mallinckrodt PLC* (a)	15,017	14,616
Marinus Pharmaceuticals, Inc.* (a)	4,291	55,139
MyoKardia, Inc.*	8,852	1,206,793
NGM Biopharmaceuticals, Inc.*	4,089	65,056
Ocular Therapeutix, Inc.* (a)	10,192	77,561
Odonate Therapeutics, Inc.*	2,440	32,769
Omeros Corp.*	9,894	99,979
Optinose, Inc.*	5,767	22,491
Osmotica Pharmaceuticals PLC*	2,489	13,465
Pacira BioSciences, Inc.*	7,207	433,285
Paratek Pharmaceuticals, Inc.*	7,610	41,170
Phathom Pharmaceuticals, Inc.*	1,889	69,270
Phibro Animal Health Corp. "A"	3,568	62,083
Pliant Therapeutics, Inc.* (a)	1,570	35,561
Prestige Consumer Healthcare, Inc.*	8,590	312,848
Provention Bio, Inc.* (a)	8,008	102,743
Recro Pharma, Inc.*	3,553	7,461
Relmada Therapeutics, Inc.*	2,487	93,561
Revance Therapeutics, Inc.*	11,177	280,990
Satsuma Pharmaceuticals, Inc.*	1,715	6,671
scPharmaceuticals, Inc.*	1,016	7,569
SIGA Technologies, Inc.*	10,026	68,879
Strongbridge Biopharma PLC*	6,681	14,030
Supernus Pharmaceuticals, Inc.*	8,645	180,162
TherapeuticsMD, Inc.* (a)	44,157	69,768
Theravance Biopharma, Inc.*	8,095	119,685
Tricida, Inc.*	5,284	47,873
Verrica Pharmaceuticals, Inc.*	2,378	18,406
VYNE Therapeutics, Inc.*	24,004	39,847
WaVe Life Sciences Ltd.*	4,315	36,634
Xeris Pharmaceuticals, Inc.* (a)	6,842	40,573
Zogenix, Inc.*	9,940	178,224
		6,542,225
Industrials 15.0%
Aerospace & Defense 0.9%
AAR Corp.	5,966	112,161
Aerojet Rocketdyne Holdings, Inc.*	12,636	504,050
AeroVironment, Inc.*	3,850	231,039
Astronics Corp.*	3,958	30,556
Cubic Corp.	5,332	310,162
Ducommun, Inc.*	1,921	63,239
Kaman Corp.	4,668	181,912
Kratos Defense & Security Solutions, Inc.*	20,868	402,335
Maxar Technologies, Inc. (a)	10,834	270,200
Moog, Inc. "A"	5,081	322,796
National Presto Industries, Inc.	934	76,457
Pae, Inc.*	10,480	89,080
Park Aerospace Corp.	3,539	38,646
Parsons Corp.*	4,021	134,864
Triumph Group, Inc.	8,941	58,206
Vectrus, Inc.*	2,019	76,722
		2,902,425
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	9,989	250,324
Atlas Air Worldwide Holdings, Inc.*	4,380	266,742
Echo Global Logistics, Inc.*	4,802	123,748
Forward Air Corp.	4,738	271,866
Hub Group, Inc. "A"*	5,584	280,289
Radiant Logistics, Inc.*	6,951	35,728
		1,228,697
Airlines 0.3%
Allegiant Travel Co.	2,234	267,633
Hawaiian Holdings, Inc.	8,183	105,479
Mesa Air Group, Inc.*	5,331	15,726
SkyWest, Inc.	8,410	251,123
Spirit Airlines, Inc.*	15,500	249,550
		889,511
Building Products 1.7%
AAON, Inc.	7,048	424,642
Advanced Drainage Systems, Inc.	9,704	605,918
Alpha Pro Tech Ltd.*	2,287	33,802
American Woodmark Corp.*	3,004	235,934
Apogee Enterprises, Inc.	4,420	94,455
Builders FirstSource, Inc.*	19,975	651,584
Caesarstone Ltd.	4,046	39,651
Cornerstone Building Brands, Inc.*	8,050	64,239
CSW Industrials, Inc.	2,367	182,851
Gibraltar Industries, Inc.*	5,582	363,611
Griffon Corp.	7,157	139,848
Insteel Industries, Inc.	3,220	60,214
JELD-WEN Holding, Inc.*	11,555	261,143
Masonite International Corp.*	4,180	411,312
Patrick Industries, Inc.	4,019	231,173
PGT Innovations, Inc.*	9,591	168,034
Quanex Building Products Corp.	5,829	107,487
Resideo Technologies, Inc.*	21,077	231,847
Simpson Manufacturing Co., Inc.	7,656	743,857
Ufp Industries, Inc.	10,317	583,014
		5,634,616
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	11,516	422,177
Acco Brands Corp.	16,532	95,886
Advanced Disposal Services, Inc.*	12,656	382,591
Brady Corp. "A"	8,065	322,761
BrightView Holdings, Inc.*	6,577	74,978
Casella Waste Systems, Inc. "A"*	7,973	445,292
CECO Environmental Corp.*	5,409	39,432
Cimpress PLC*	3,019	226,908
CompX International, Inc.	395	5,905
Covanta Holding Corp. (a)	21,228	164,517
Deluxe Corp.	7,479	192,435
Ennis, Inc.	4,550	79,352
Harsco Corp.*	13,997	194,698
Healthcare Services Group, Inc.	12,711	273,668
Heritage-Crystal Clean, Inc.*	2,615	34,910
Herman Miller, Inc.	10,030	302,505
HNI Corp.	7,611	238,833
IBEX Ltd.*	749	11,520
Interface, Inc.	10,318	63,146
KAR Auction Services, Inc.	22,099	318,226
Kimball International, Inc. "B"	6,551	69,048
Knoll, Inc.	9,009	108,648
Matthews International Corp. "A"	5,422	121,236
McGrath RentCorp.	4,289	255,581
Montrose Environmental Group, Inc.*	1,661	39,565
NL Industries, Inc.	1,487	6,320
PICO Holdings, Inc.*	3,409	30,545
Pitney Bowes, Inc.	31,096	165,120
Quad Graphics, Inc.	5,771	17,486
SP Plus Corp.*	4,080	73,236
Steelcase, Inc. "A"	15,471	156,412
Team, Inc.*	5,479	30,134
Tetra Tech, Inc.	9,474	904,767
The Brink's Co.	8,621	354,237
U.S. Ecology, Inc.	5,502	179,750
UniFirst Corp.	2,596	491,604
Viad Corp.	3,524	73,405
VSE Corp.	1,588	48,656
		7,015,490
Construction & Engineering 1.3%
Aegion Corp.*	5,147	72,727
Ameresco, Inc. "A"*	4,385	146,459
Api Group Corp. 144A*	23,949	340,794
Arcosa, Inc.	8,323	366,961
Argan, Inc.	2,615	109,595
Comfort Systems U.S.A., Inc.	6,140	316,271
Concrete Pumping Holdings, Inc.*	5,036	17,979
Construction Partners, Inc. "A"*	4,231	77,004
Dycom Industries, Inc.* (a)	5,237	276,618
EMCOR Group, Inc.	9,389	635,729
Fluor Corp.	23,851	210,127
Granite Construction, Inc.	8,403	147,977
Great Lakes Dredge & Dock Corp.*	11,387	108,290
HC2 Holdings, Inc.* (a)	8,153	19,730
IES Holdings, Inc.*	1,464	46,511
MasTec, Inc.*	9,739	410,986
MYR Group, Inc.*	2,919	108,529
Northwest Pipe Co.*	1,699	44,956
NV5 Holdings, Inc.*	1,880	99,208
Primoris Services Corp.	8,634	155,757
Sterling Construction Co., Inc.*	5,143	72,825
Tutor Perini Corp.*	7,225	80,414
WillScot Mobile Mini Holdings Corp*	27,589	460,185
		4,325,632
Electrical Equipment 1.4%
Allied Motion Technologies, Inc.	1,304	53,829
American Superconductor Corp.*	3,878	56,154
Atkore International Group, Inc.*	8,480	192,750
AZZ, Inc.	4,568	155,860
Bloom Energy Corp. "A"* (a)	15,242	273,899
Encore Wire Corp.	3,664	170,083
EnerSys	7,323	491,520
Fuelcell Energy, Inc.* (a)	37,909	81,125
LSI Industries, Inc.	4,783	32,285
Orion Energy Systems, Inc.*	4,999	37,843
Plug Power, Inc.* (a)	59,768	801,489
Powell Industries, Inc.	1,560	37,643
Preformed Line Products Co.	538	26,211
Sunrun, Inc.*	20,831	1,605,445
Thermon Group Holdings, Inc.*	6,045	67,885
TPI Composites, Inc.*	5,393	156,181
Ultralife Corp.*	1,701	10,036
Vicor Corp.*	3,447	267,935
Vivint Solar, Inc.*	8,614	364,803
		4,882,976
Industrial Conglomerates 0.0%
Raven Industries, Inc.	6,382	137,341
Machinery 3.6%
Alamo Group, Inc.	1,776	191,861
Albany International Corp. "A"	5,239	259,383
Altra Industrial Motion Corp.	11,089	409,960
Astec Industries, Inc.	4,018	217,977
Barnes Group, Inc.	8,010	286,277
Blue Bird Corp.*	2,885	35,082
Chart Industries, Inc.*	6,204	435,955
CIRCOR International, Inc.*	3,567	97,557
Columbus McKinnon Corp.	4,037	133,625
Douglas Dynamics, Inc.	4,043	138,271
Energy Recovery, Inc.*	7,083	58,081
Enerpac Tool Group Corp.	9,553	179,692
EnPro Industries, Inc.	3,648	205,784
ESCO Technologies, Inc.	4,386	353,336
Evoqua Water Technologies Corp.*	15,802	335,318
Federal Signal Corp.	10,223	299,023
Franklin Electric Co., Inc.	7,920	465,934
Gencor Industries, Inc.*	1,725	19,027
Gorman-Rupp Co.	3,250	95,745
Graham Corp.	1,799	22,973
Greenbrier Companies, Inc.	5,794	170,344
Helios Technologies, Inc.	5,266	191,682
Hillenbrand, Inc.	12,692	359,945
Hurco Companies, Inc.	1,178	33,455
Hyster-Yale Materials Handling, Inc.	1,814	67,390
John Bean Technologies Corp.	5,397	495,930
Kadant, Inc.	2,026	222,090
Kennametal, Inc.	14,285	413,408
L.B. Foster Co. "A"*	1,769	23,740
Lindsay Corp.	1,943	187,849
Luxfer Holdings PLC	5,276	66,214
Lydall, Inc.*	3,147	52,051
Manitowoc Co., Inc.*	6,022	50,645
Mayville Engineering Co., Inc.*	1,165	10,706
Meritor, Inc.*	12,360	258,818
Miller Industries, Inc.	1,943	59,398
Mueller Industries, Inc.	9,521	257,638
Mueller Water Products, Inc. "A"	27,967	290,577
Navistar International Corp.*	8,552	372,354
NN, Inc.	7,174	37,018
Omega Flex, Inc.	530	83,062
Park-Ohio Holdings Corp.	1,505	24,185
Proto Labs, Inc.*	4,652	602,434
RBC Bearings, Inc.*	4,246	514,658
REV Group, Inc.	4,814	37,983
Rexnord Corp.	21,059	628,401
Shyft Group, Inc.	6,117	115,489
SPX Corp.*	7,342	340,522
SPX FLOW, Inc.*	7,274	311,473
Standex International Corp.	2,202	130,358
Tennant Co.	3,250	196,170
Terex Corp.	11,955	231,449
The Eastern Co.	1,014	19,793
The ExOne Co.*	2,091	25,552
TriMas Corp.*	7,773	177,224
Wabash National Corp.	9,488	113,477
Watts Water Technologies, Inc. "A"	4,714	472,107
Welbilt, Inc.*	23,359	143,891
		12,030,341
Marine 0.1%
Costamare, Inc.	9,348	56,742
Eagle Bulk Shipping, Inc.* (a)	1,091	17,860
Genco Shipping & Trading Ltd.	2,769	19,106
Matson, Inc. (a)	7,609	305,045
Pangaea Logistics Solutions Ltd.	2,016	5,221
Safe Bulkers, Inc.*	9,520	9,806
Scorpio Bulkers, Inc.	1,501	21,254
		435,034
Professional Services 1.2%
Acacia Research Corp.*	8,909	30,914
Akerna Corp.* (a)	1,699	6,184
ASGN, Inc.*	8,782	558,184
Barrett Business Services, Inc.	1,316	69,011
BG Staffing, Inc.	1,876	15,890
CBIZ, Inc.*	9,137	208,963
CRA International, Inc.	1,343	50,322
Exponent, Inc.	9,049	651,800
Forrester Research, Inc.*	2,029	66,531
Franklin Covey Co.*	2,337	41,458
GP Strategies Corp.*	2,366	22,808
Heidrick & Struggles International, Inc.	3,366	66,142
Huron Consulting Group, Inc.*	3,994	157,084
ICF International, Inc.	3,265	200,895
Insperity, Inc.	6,232	408,134
Kelly Services, Inc. "A"	6,048	103,058
Kforce, Inc.	3,554	114,332
Korn/Ferry International	9,815	284,635
Mastech Holdings, Inc.*	724	13,039
Mistras Group, Inc.*	2,950	11,535
Red Violet, Inc.* (a)	1,212	22,374
Resources Connection, Inc.	5,690	65,720
TriNet Group, Inc.*	7,078	419,867
TrueBlue, Inc.*	6,398	99,105
Upwork, Inc.*	15,745	274,593
Willdan Group, Inc.* (a)	1,863	47,525
		4,010,103
Road & Rail 0.6%
ArcBest Corp.	4,366	135,608
Avis Budget Group, Inc.*	8,972	236,143
Covenant Logistics Group, Inc.*	2,308	40,367
Daseke, Inc.*	7,884	42,337
Heartland Express, Inc.	8,425	156,705
Hertz Global Holdings, Inc.* (a)	22,315	24,770
Marten Transport Ltd.	10,563	172,388
P.A.M. Transportation Services, Inc.*	333	12,521
Saia, Inc.* (a)	4,637	584,911
U.S. Xpress Enterprises, Inc. "A"*	3,914	32,330
Universal Logistics Holdings, Inc.	1,444	30,122
Werner Enterprises, Inc.	10,755	451,602
		1,919,804
Trading Companies & Distributors 1.4%
Alta Equipment Group, Inc.* (a)	3,173	24,845
Applied Industrial Technologies, Inc.	6,629	365,258
Beacon Roofing Supply, Inc.*	9,732	302,373
BMC Stock Holdings, Inc.*	11,575	495,757
CAI International, Inc.	2,908	80,057
DXP Enterprises, Inc.*	2,901	46,793
EVI Industries, Inc.*	839	22,326
Foundation Building Materials, Inc.*	3,653	57,425
GATX Corp.	5,971	380,651
General Finance Corp.*	1,969	12,464
GMS, Inc.*	7,468	179,979
H&E Equipment Services, Inc.	5,776	113,556
Herc Holdings, Inc.*	4,376	173,333
Lawson Products, Inc.*	770	31,593
MRC Global, Inc.*	13,989	59,873
Nesco Holdings, Inc.Common Stoc*	2,494	10,350
NOW, Inc.*	19,285	87,554
Rush Enterprises, Inc. "A"	4,824	243,805
Rush Enterprises, Inc. "B"	770	34,111
SiteOne Landscape Supply, Inc.*	7,723	941,820
Systemax, Inc.	2,247	53,793
Textainer Group Holdings Ltd.*	8,557	121,167
Titan Machinery, Inc.*	3,361	44,466
Transcat, Inc.*	1,293	37,885
Triton International Ltd.	8,538	347,241
Veritiv Corp.*	2,394	30,308
WESCO International, Inc.*	8,411	370,252
Willis Lease Finance Corp.*	491	9,059
		4,678,094
Information Technology 13.3%
Communications Equipment 0.9%
Acacia Communications, Inc.*	6,853	461,892
ADTRAN, Inc.	8,503	87,198
Applied Optoelectronics, Inc.* (a)	3,437	38,666
CalAmp Corp.*	6,339	45,577
Calix, Inc.*	9,059	161,069
Cambium Networks Corp.*	952	16,060
Casa Systems, Inc.*	5,871	23,660
Clearfield, Inc.*	1,926	38,847
Comtech Telecommunications Corp.	4,247	59,458
Digi International, Inc.*	5,146	80,432
DZS, Inc.*	2,261	21,186
Extreme Networks, Inc.*	20,718	83,286
Genasys, Inc.*	6,143	37,780
Harmonic, Inc.*	16,925	94,442
Infinera Corp.* (a)	27,834	171,457
Inseego Corp.* (a)	12,168	125,574
InterDigital, Inc.	5,258	300,022
KVH Industries, Inc.*	2,908	26,201
NETGEAR, Inc.*	5,201	160,295
NetScout Systems, Inc.*	11,830	258,249
PC-Tel, Inc.	3,316	18,769
Plantronics, Inc.	6,095	72,165
Resonant, Inc.* (a)	9,298	22,129
Ribbon Communications, Inc.*	12,759	49,377
Viavi Solutions, Inc.*	39,312	461,130
		2,914,921
Electronic Equipment, Instruments & Components 2.1%
Akoustis Technologies, Inc.* (a)	5,677	46,324
Arlo Technologies, Inc.*	13,846	72,830
Badger Meter, Inc.	4,981	325,608
Bel Fuse, Inc. "B"	1,744	18,626
Belden, Inc.	7,868	244,852
Benchmark Electronics, Inc.	6,538	131,741
CTS Corp.	5,494	121,033
Daktronics, Inc.	6,822	27,015
ePlus, Inc.*	2,376	173,923
Fabrinet*	6,298	396,963
FARO Technologies, Inc.*	3,123	190,441
Fitbit, Inc. "A"*	43,027	299,468
II-VI, Inc.*	17,414	706,312
Insight Enterprises, Inc.*	5,929	335,463
Intellicheck, Inc.*	2,978	19,863
Iteris, Inc.*	7,226	29,627
Itron, Inc.*	6,884	418,134
Kimball Electronics, Inc.*	4,366	50,471
Knowles Corp.*	15,768	234,943
Luna Innovations, Inc.*	5,412	32,364
Methode Electronics, Inc.	6,510	185,535
MTS Systems Corp.	3,458	66,082
Napco Security Technologies, Inc.* (a)	2,049	48,152
nLight, Inc.*	6,171	144,895
Novanta, Inc.*	5,926	624,245
OSI Systems, Inc.*	3,009	233,529
PAR Technology Corp.* (a)	2,878	116,588
PC Connection, Inc.	1,956	80,313
Plexus Corp.*	4,913	347,005
Powerfleet, Inc.*	5,137	28,921
Research Frontiers, Inc.* (a)	4,947	13,357
Rogers Corp.*	3,188	312,615
Sanmina Corp.*	11,476	310,426
ScanSource, Inc.*	4,509	89,413
TTM Technologies, Inc.*	17,937	204,661
Vishay Intertechnology, Inc.	22,769	354,513
Vishay Precision Group, Inc.*	2,334	59,097
Wrap Technologies, Inc.*	2,132	14,434
		7,109,782
IT Services 2.0%
Brightcove, Inc.*	6,306	64,574
Cardtronics PLC "A"*	6,412	126,958
Cass Information Systems, Inc.	2,507	100,882
Conduent, Inc.*	29,970	95,305
CSG Systems International, Inc.	5,857	239,844
Endurance International Group Holdings, Inc.*	11,561	66,360
EVERTEC, Inc.	10,307	357,756
Evo Payments, Inc. "A"*	7,304	181,504
Exlservice Holdings, Inc.*	5,758	379,855
Greensky, Inc. "A"*	11,627	51,624
Grid Dynamics Holdings, Inc.*	4,098	31,678
GTT Communications, Inc.* (a)	5,948	30,692
I3 Verticals, Inc. "A"*	2,588	65,347
Information Services Group, Inc.*	5,870	12,386
International Money Express, Inc.*	3,677	52,820
KBR, Inc.	24,578	549,564
Limelight Networks, Inc.*	20,470	117,907
LiveRamp Holdings, Inc.*	11,061	572,628
ManTech International Corp. "A"	4,645	319,948
MAXIMUS, Inc.	10,574	723,367
MoneyGram International, Inc.* (a)	11,623	32,835
NIC, Inc.	11,152	219,694
Paysign, Inc.*	5,502	31,251
Perficient, Inc.*	5,834	249,345
Perspecta, Inc.	23,956	465,944
PFSweb, Inc.*	2,616	17,501
Priority Technology Holdings, Inc.*	1,214	3,830
Rackspace Technology, Inc.* (a)	5,524	106,558
Repay Holdings Corp. Common Sto*	10,256	241,016
ServiceSource International, Inc.*	16,307	23,971
StarTek, Inc.*	2,999	15,745
Sykes Enterprises, Inc.*	6,542	223,802
The Hackett Group, Inc.	4,501	50,321
TTEC Holdings, Inc.	3,262	177,942
Tucows, Inc. "A"* (a)	1,673	115,270
Unisys Corp.*	11,081	118,234
Verra Mobility Corp.*	22,650	218,799
Virtusa Corp.*	5,150	253,174
		6,706,231
Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc.*	6,515	410,054
Alpha & Omega Semiconductor Ltd.*	3,567	45,729
Ambarella, Inc.*	5,645	294,556
Amkor Technology, Inc.*	17,902	200,502
Atomera, Inc.* (a)	2,676	27,964
Axcelis Technologies, Inc.*	5,740	126,280
AXT, Inc.*	7,189	43,997
Brooks Automation, Inc.	12,528	579,545
CEVA, Inc.*	3,795	149,409
CMC Materials, Inc.	5,020	716,906
Cohu, Inc.	7,134	122,562
CyberOptics Corp.*	1,311	41,742
Diodes, Inc.*	7,256	409,601
DSP Group, Inc.*	4,016	52,931
FormFactor, Inc.*	13,629	339,771
GSI Technology, Inc.*	2,812	15,860
Ichor Holdings Ltd.*	3,946	85,115
Impinj, Inc.*	2,993	78,866
Lattice Semiconductor Corp.*	23,562	682,356
MACOM Technology Solutions Holdings, Inc.*	7,996	271,944
Maxeon Solar Technologies Ltd.* (a)	1,817	30,816
MaxLinear, Inc.*	11,967	278,113
NeoPhotonics Corp.*	9,016	54,907
NVE Corp.	897	44,025
Onto Innovation, Inc.*	8,483	252,624
PDF Solutions, Inc.* (a)	5,118	95,758
Photronics, Inc.*	11,299	112,538
Pixelworks, Inc.*	7,113	14,582
Power Integrations, Inc.	10,176	563,750
Rambus, Inc.*	19,307	264,313
Semtech Corp.*	11,148	590,398
Silicon Laboratories, Inc.*	7,496	733,484
SiTime Corp.*	1,532	128,734
SMART Global Holdings, Inc.*	2,529	69,143
SunPower Corp.* (a)	13,740	171,887
Synaptics, Inc.*	5,855	470,859
Ultra Clean Holdings, Inc.*	7,084	152,023
Veeco Instruments, Inc.*	8,658	101,039
		8,824,683
Software 5.4%
8x8, Inc.*	18,285	284,332
A10 Networks, Inc.*	10,964	69,841
ACI Worldwide, Inc.*	19,729	515,519
Agilysys, Inc.*	3,188	77,022
Alarm.com Holdings, Inc.*	8,358	461,780
Altair Engineering, Inc. "A"*	7,478	313,926
American Software, Inc. "A"	5,307	74,510
Appfolio, Inc. "A"*	2,864	406,144
Appian Corp.* (a)	6,308	408,443
Asure Software, Inc.*	2,553	19,275
Avaya Holdings Corp.*	13,980	212,496
Benefitfocus, Inc.*	5,313	59,506
Blackbaud, Inc.	8,505	474,834
Blackline, Inc.*	8,839	792,240
Bottomline Technologies de, Inc.*	7,393	311,689
Box, Inc. "A"*	23,824	413,585
Cerence, Inc.*	6,349	310,276
ChannelAdvisor Corp.*	4,843	70,078
Cloudera, Inc.*	35,135	382,620
CommVault Systems, Inc.*	7,125	290,700
Cornerstone OnDemand, Inc.*	10,387	377,671
Digimarc Corp.*	2,039	45,531
Digital Turbine, Inc.*	14,549	476,334
Domo, Inc. "B"*	4,565	174,976
Ebix, Inc. (a)	4,711	97,047
eGain Corp.*	3,696	52,372
Envestnet, Inc.*	9,350	721,446
GTY Technology Holdings, Inc.*	8,334	22,085
Intelligent Systems Corp.* (a)	1,272	49,583
J2 Global, Inc.*	7,808	540,470
LivePerson, Inc.*	10,667	554,577
MicroStrategy, Inc. "A"*	1,333	200,696
Mimecast Ltd.*	10,104	474,080
Mitek Systems, Inc.*	7,145	91,027
MobileIron, Inc.*	17,561	123,103
Model N, Inc.*	6,064	213,938
OneSpan, Inc.*	5,916	123,999
Park City Group, Inc.*	2,342	11,546
Ping Identity Holding Corp.*	6,169	192,534
Progress Software Corp.	7,640	280,235
PROS Holdings, Inc.*	7,047	225,081
Q2 Holdings, Inc.*	8,732	796,882
QAD, Inc. "A"	2,120	89,464
Qualys, Inc.*	6,011	589,138
Rapid7, Inc.*	8,899	544,975
Rimini Street, Inc.*	3,637	11,711
Rosetta Stone, Inc.* (a)	4,188	125,556
SailPoint Technologies Holding, Inc.*	15,500	613,335
Sapiens International Corp. NV	4,592	140,423
Seachange International, Inc.*	5,763	5,016
SecureWorks Corp. "A"*	1,587	18,076
ShotSpotter, Inc.*	1,482	46,001
Smith Micro Software, Inc.*	6,276	23,409
Sprout Social, Inc. "A"*	4,840	186,340
SPS Commerce, Inc.*	6,206	483,261
SVMK, Inc.*	21,337	471,761
Synchronoss Technologies, Inc.*	7,059	21,248
TeleNav, Inc.*	6,158	22,169
Tenable Holdings, Inc.*	12,156	458,889
Upland Software, Inc.*	4,358	164,297
Varonis Systems, Inc.*	5,498	634,579
Verint Systems, Inc.*	11,042	532,004
Veritone, Inc.* (a)	4,294	39,333
Virnetx Holding Corp. (a)	11,749	61,917
Workiva, Inc.*	6,927	386,250
Xperi Holding Corp.	18,186	208,957
Yext, Inc.*	17,203	261,142
Zix Corp.* (a)	9,410	54,954
Zuora, Inc. "A"*	17,358	179,482
		18,167,716
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.* (a)	20,556	100,930
Avid Technology, Inc.*	5,929	50,752
Diebold Nixdorf, Inc.*	12,388	94,644
Eastman Kodak Co.* (a)	2,896	25,543
Immersion Corp.*	3,389	23,893
Intevac, Inc.*	4,316	23,781
Quantum Corp.*	5,472	25,171
Super Micro Computer, Inc.*	7,967	210,329
		555,043
Materials 3.9%
Chemicals 1.6%
Advanced Emissions Solutions, Inc.	3,155	12,809
AdvanSix, Inc.*	4,949	63,743
AgroFresh Solutions, Inc.*	5,534	13,448
American Vanguard Corp.	5,021	65,976
Amyris, Inc.* (a)	16,124	47,082
Avient Corp.	15,699	415,396
Balchem Corp.	5,543	541,163
Chase Corp.	1,306	124,592
Ferro Corp.*	14,674	181,958
FutureFuel Corp.	4,605	52,359
GCP Applied Technologies, Inc.*	8,757	183,459
H.B. Fuller Co.	8,847	405,016
Hawkins, Inc.	1,731	79,799
Ingevity Corp.*	7,126	352,310
Innospec, Inc.	4,169	263,981
Intrepid Potash, Inc.*	1,750	14,770
Koppers Holdings, Inc.*	3,633	75,966
Kraton Corp.*	5,678	101,182
Kronos Worldwide, Inc.	4,054	52,134
Livent Corp.*	26,305	235,956
Marrone Bio Innovations, Inc.* (a)	10,928	13,332
Minerals Technologies, Inc.	5,810	296,891
Orion Engineered Carbons SA	10,833	135,521
PQ Group Holdings, Inc.*	6,862	70,404
Quaker Chemical Corp.	2,311	415,310
Rayonier Advanced Materials, Inc.*	11,595	37,104
Sensient Technologies Corp.	7,287	420,751
Stepan Co.	3,700	403,300
Trecora Resources*	4,005	24,591
Tredegar Corp.	4,629	68,833
Trinseo SA	6,867	176,070
Tronox Holdings PLC "A"*	16,074	126,502
		5,471,708
Construction Materials 0.1%
Forterra, Inc.*	3,379	39,940
Summit Materials, Inc. "A"*	19,605	324,266
U.S. Concrete, Inc.*	2,852	82,822
United States Lime & Minerals, Inc.	377	33,968
		480,996
Containers & Packaging 0.2%
Greif, Inc. "A"	4,627	167,544
Greif, Inc. "B"	1,062	41,928
Myers Industries, Inc.	6,371	84,288
O-i Glass, Inc.	26,779	283,590
Ranpak Holdings Corp. Common St*	5,373	51,151
UFP Technologies, Inc.*	1,287	53,307
		681,808
Metals & Mining 1.5%
Alcoa Corp.*	32,199	374,474
Allegheny Technologies, Inc.*	21,438	186,939
Arconic Corp.*	17,047	324,745
Caledonia Mining Corp. PLC	2,096	35,611
Carpenter Technology Corp.	8,480	153,997
Century Aluminum Co.*	9,023	64,244
Cleveland-Cliffs, Inc. (a)	67,864	435,687
Coeur Mining, Inc.*	41,453	305,923
Commercial Metals Co.	20,437	408,331
Compass Minerals International, Inc.	5,844	346,841
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units)* (b)	12,466	0
Gold Resource Corp.	11,287	38,489
Haynes International, Inc.	2,331	39,837
Hecla Mining Co.	90,637	460,436
Kaiser Aluminum Corp.	2,823	151,285
Materion Corp.	3,634	189,077
Novagold Resources, Inc.*	42,000	499,380
Olympic Steel, Inc.	1,747	19,846
Ryerson Holding Corp.*	2,757	15,798
Schnitzer Steel Industries, Inc. "A"	4,336	83,381
SunCoke Energy, Inc.	15,578	53,277
TimkenSteel Corp.*	7,873	27,949
United States Steel Corp. (a)	37,361	274,230
Warrior Met Coal, Inc.	9,219	157,460
Worthington Industries, Inc.	6,201	252,877
		4,900,114
Paper & Forest Products 0.5%
Boise Cascade Co.	6,658	265,788
Clearwater Paper Corp.*	2,878	109,191
Domtar Corp.	9,330	245,099
Glatfelter Corp.	7,763	106,897
Louisiana-Pacific Corp.	19,469	574,530
Neenah, Inc.	2,990	112,035
Schweitzer-Mauduit International, Inc.	5,562	169,029
Verso Corp. "A"	4,865	38,385
		1,620,954
Real Estate 6.5%
Equity Real Estate Investment Trusts (REITs) 5.8%
Acadia Realty Trust	15,011	157,616
Agree Realty Corp.	9,189	584,788
Alexander & Baldwin, Inc.	12,655	141,863
Alexander's, Inc.	393	96,371
Alpine Income Property Trust, Inc.	1,264	19,655
American Assets Trust, Inc.	8,971	216,111
American Finance Trust, Inc.	19,152	120,083
Armada Hoffler Properties, Inc.	9,992	92,526
Bluerock Residential Growth REIT, Inc.	4,525	34,300
BRT Apartments Corp.	1,928	22,712
CareTrust REIT, Inc.	16,314	290,308
CatchMark Timber Trust, Inc. "A"	8,652	77,262
Chatham Lodging Trust	8,330	63,475
CIM Commercial Trust Corp.	1,935	19,079
City Office REIT, Inc.	6,608	49,692
Clipper Realty, Inc.	2,541	15,373
Colony Capital, Inc.	86,150	235,189
Columbia Property Trust, Inc.	20,458	223,197
Community Healthcare Trust, Inc.	3,775	176,519
CoreCivic, Inc.	21,497	171,976
CorEnergy Infrastructure Trust, Inc.	2,726	15,920
CorePoint Lodging, Inc.	7,385	40,248
DiamondRock Hospitality Co.	35,831	181,663
Diversified Healthcare Trust	42,485	149,547
Easterly Government Properties, Inc.	13,750	308,137
EastGroup Properties, Inc.	6,694	865,735
Essential Properties Realty Trust, Inc.	16,377	300,027
Farmland Partners, Inc. (a)	4,375	29,138
Four Corners Property Trust, Inc.	12,023	307,669
Franklin Street Properties Corp.	17,735	64,910
Front Yard Residential Corp.	9,154	80,006
Getty Realty Corp.	5,956	154,916
Gladstone Commercial Corp.	5,804	97,797
Gladstone Land Corp.	3,517	52,825
Global Medical REIT, Inc.	7,591	102,479
Global Net Lease, Inc.	16,098	255,958
Healthcare Realty Trust, Inc.	23,349	703,272
Hersha Hospitality Trust	6,188	34,282
Independence Realty Trust, Inc. (a)	17,054	197,656
Industrial Logistics Properties Trust	11,560	252,817
Innovative Industrial Properties, Inc.	3,657	453,870
Investors Real Estate Trust	2,183	142,266
iStar, Inc.	12,176	143,799
Jernigan Capital, Inc.	4,003	68,611
Kite Realty Group Trust	14,927	172,855
Lexington Realty Trust	47,114	492,341
LTC Properties, Inc.	6,940	241,928
Mack-Cali Realty Corp.	14,679	185,249
Monmouth Real Estate Investment Corp.	16,914	234,259
National Health Investors, Inc.	7,404	446,239
National Storage Affiliates Trust	10,735	351,142
NETSTREIT Corp. *	1,723	31,462
New Senior Investment Group, Inc.	14,659	58,636
NexPoint Residential Trust, Inc.	3,895	172,743
Office Properties Income Trust	8,600	178,192
One Liberty Properties, Inc.	2,807	45,923
Pebblebrook Hotel Trust	22,227	278,504
Physicians Realty Trust	36,466	653,106
Piedmont Office Realty Trust, Inc. "A"	21,573	292,746
Plymouth Industrial Reit, Inc.	2,749	33,923
PotlatchDeltic Corp.	11,275	474,677
Preferred Apartment Communities, Inc. "A"	8,958	48,373
PS Business Parks, Inc.	3,453	422,613
QTS Realty Trust, Inc. "A"	10,769	678,662
Retail Opportunity Investments Corp.	20,293	211,352
Retail Properties of America, Inc. "A"	38,424	223,243
Retail Value, Inc.	3,076	38,665
RLJ Lodging Trust	27,987	242,367
RPT Realty	14,438	78,543
Ryman Hospitality Properties, Inc.	8,640	317,952
Sabra Health Care REIT, Inc.	35,420	488,265
Safehold, Inc.	3,101	192,572
Saul Centers, Inc.	2,225	59,141
Seritage Growth Properties "A"* (a)	6,106	82,126
Service Properties Trust	27,848	221,392
SITE Centers Corp.	27,473	197,806
STAG Industrial, Inc.	25,946	791,094
Summit Hotel Properties, Inc.	18,884	97,819
Sunstone Hotel Investors, Inc.	36,727	291,612
Tanger Factory Outlet Centers, Inc. (a)	15,998	96,468
Terreno Realty Corp.	11,517	630,671
The Geo Group, Inc.	19,963	226,380
The Macerich Co. (a)	25,454	172,833
UMH Properties, Inc.	6,486	87,820
Uniti Group, Inc.	33,011	347,771
Universal Health Realty Income Trust	2,296	130,849
Urban Edge Properties	20,842	202,584
Urstadt Biddle Properties "A"	5,417	49,836
Washington Real Estate Investment Trust	14,080	283,430
Whitestone REIT	7,288	43,728
Xenia Hotels & Resorts, Inc.	20,007	175,661
		19,287,196
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions SA*	683	8,654
American Realty Investors, Inc.*	447	4,054
Cto Realty Growth, Inc.	809	35,677
Cushman & Wakefield PLC*	19,845	208,571
EXP World Holdings, Inc.*	4,281	172,696
Fathom Holdings, Inc.*	437	6,878
Forestar Group, Inc.*	2,960	52,392
FRP Holdings, Inc.*	1,235	51,462
Griffin Land & Nurseries, Inc.	477	25,496
Kennedy-Wilson Holdings, Inc.	20,901	303,482
Marcus & Millichap, Inc.*	4,119	113,355
Maui Land & Pineapple Co., Inc.*	1,307	14,142
Newmark Group, Inc. "A" (a)	25,645	110,786
Rafael Holdings, Inc. "B"*	1,586	24,583
RE/MAX Holdings, Inc. "A"	3,197	104,638
Realogy Holdings Corp.	20,566	194,143
Redfin Corp.*	16,855	841,570
Stratus Properties, Inc.*	1,152	24,837
Tejon Ranch Co.*	3,712	52,525
The RMR Group, Inc. "A"	2,709	74,416
The St. Joe Co.*	5,894	121,593
Transcontinental Realty Investors, Inc.*	292	7,280
		2,553,230
Utilities 3.2%
Electric Utilities 0.7%
ALLETE, Inc.	8,963	463,746
Genie Energy Ltd. "B"	2,106	16,848
MGE Energy, Inc.	6,260	392,252
Otter Tail Corp.	7,180	259,701
PNM Resources, Inc.	13,698	566,138
Portland General Electric Co.	15,507	550,498
Spark Energy, Inc. "A"	2,257	18,778
		2,267,961
Gas Utilities 1.0%
Brookfield Infrastructure Corp. "A" (a)	5,717	316,664
Chesapeake Utilities Corp. (a)	2,904	244,807
New Jersey Resources Corp.	16,392	442,912
Northwest Natural Holding Co.	5,417	245,878
ONE Gas, Inc.	9,052	624,678
RGC Resources, Inc.	1,312	30,766
South Jersey Industries, Inc.	17,266	332,716
Southwest Gas Holdings, Inc.	9,667	609,988
Spire, Inc.	8,634	459,329
		3,307,738
Independent Power & Renewable Electricity Producers 0.6%
Atlantic Power Corp.*	17,060	33,438
Brookfield Renewable Corp. "A"	11,807	691,890
Clearway Energy, Inc. "A"	6,323	156,178
Clearway Energy, Inc. "C"	14,231	383,668
Ormat Technologies, Inc.	6,920	409,041
Sunnova Energy International, Inc.*	9,202	279,833
		1,954,048
Multi-Utilities 0.4%
Avista Corp.	11,555	394,256
Black Hills Corp.	10,853	580,527
NorthWestern Corp.	8,725	424,384
Unitil Corp.	2,642	102,087
		1,501,254
Water Utilities 0.5%
American States Water Co.	6,514	488,224
Artesian Resources Corp. "A"	1,500	51,705
Cadiz, Inc.* (a)	3,724	36,980
California Water Service Group	8,734	379,492
Consolidated Water Co., Ltd.	2,551	26,556
Global Water Resources, Inc.	2,087	22,498
Middlesex Water Co. (a)	3,046	189,309
Pure Cycle Corp.*	3,525	31,760
SJW Group	4,493	273,444
York Water Co.	2,274	96,122
		1,596,090
Total Common Stocks (Cost $303,475,496)		329,218,619
Rights 0.0%
Health Care
GTX, Inc.* (a) (b)	123	252
Omthera Pharmaceutical, Inc.* (b)	1,167	700
Tobira Therapeutics, Inc.* (b)	1,687	102
Total Rights (Cost $355)		1,054
Warrants 0.0%
Energy 0.0%
Whiting Petroleum Corp, Expiration Date 9/01/2025*	2	6
Health Care 0.0%
Pulse Biosciences, Inc, Expiration Date 5/14/2025* (b)	66	481
Total Warrants (Cost $141)		487
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.11% **, 1/28/2021 (c) (Cost $1,519,447)	1,520,000	1,519,491
	Shares	Value ($)
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e) (Cost $17,635,229)	17,635,229	17,635,229
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.09% (d) (Cost $2,639,686)	2,639,686	2,639,686
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $325,270,354)	105.1	351,014,566
Other Assets and Liabilities, Net	(5.1)	(17,077,921)
Net Assets	100.0	333,936,645

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (d) (e)
14,803,664	2,831,565 (f)	—	—	—	324,309	—	17,635,229	17,635,229
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.09% (d)
5,850,788	112,461,885	115,672,987	—	—	23,623	—	2,639,686	2,639,686
20,654,452	115,293,450	115,672,987	—	—	347,932	—	20,274,915	20,274,915

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $21,649,011, which is 6.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,018,407.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	12/18/2020	65	4,909,449	4,889,300	(20,149)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$329,183,903	$—	$34,716	$329,218,619
Rights	—	—	1,054	1,054
Warrants(g)	6		481	487
Government & Agency Obligations	—	1,519,491	—	1,519,491
Short-Term Investments (g)	20,274,915	—	—	20,274,915
Total	$349,458,824	$1,519,491	$36,251	$351,014,566
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(20,149)	$—	$—	$(20,149)
Total	$(20,149)	$—	$—	$(20,149)

During the period ended September 30, 2020, the amount of transfers between Level 1 and Level 3 was $34,716. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (20,149)